UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Balanced Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Balanced Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

Balanced Fund

June 30, 2019

Performance1,2

Portfolio Managers Charles B. Gaffney, Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/1932	04/01/1932	15.56%	10.56%	6.82%	10.10%
Class A with 5.75% Maximum Sales Charge	—	—	8.85	4.17	5.56	9.45
Class B at NAV	11/02/1993	04/01/1932	15.06	9.61	6.00	9.28
Class B with 5% Maximum Sales Charge	—	—	10.06	4.61	5.68	9.28
Class C at NAV	11/02/1993	04/01/1932	15.04	9.67	6.00	9.29
Class C with 1% Maximum Sales Charge	—	—	14.04	8.67	6.00	9.29
Class I at NAV	09/28/2012	04/01/1932	15.70	10.71	7.07	10.28
Class R at NAV	05/02/2016	04/01/1932	15.35	10.25	6.65	10.02
Class R6 at NAV	05/02/2016	04/01/1932	15.71	10.76	7.11	10.30
S&P 500® Index	—	—	18.54%	10.42%	10.71%	14.69%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	6.11	7.87	2.95	3.89
Blended Index	—	—	13.64	9.87	7.75	10.50

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I	Class R	Class R6
Gross	1.01%	1.76%	1.76%	0.76%	1.26%	0.72%
Net	0.98	1.73	1.73	0.73	1.23	0.69

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

June 30, 2019

Fund Profile4

Asset Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Balanced Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Blended Index consists of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

Fund profile subject to change due to active management.

4

Eaton Vance

Balanced Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,155.60	$5.24	**	0.98%
Class B	$1,000.00	$1,150.60	$9.22	**	1.73%
Class C	$1,000.00	$1,150.40	$9.22	**	1.73%
Class I	$1,000.00	$1,157.00	$3.90	**	0.73%
Class R	$1,000.00	$1,153.50	$6.57	**	1.23%
Class R6	$1,000.00	$1,157.10	$3.69	**	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91	**	0.98%
Class B	$1,000.00	$1,016.20	$8.65	**	1.73%
Class C	$1,000.00	$1,016.20	$8.65	**	1.73%
Class I	$1,000.00	$1,021.20	$3.66	**	0.73%
Class R	$1,000.00	$1,018.70	$6.16	**	1.23%
Class R6	$1,000.00	$1,021.40	$3.46	**	0.69%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Balanced Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Investment in Core Bond Portfolio, at value (identified cost, $351,257,484)	$355,893,672

Investment in Stock Portfolio, at value (identified cost, $425,236,866)	529,923,799

Receivable for Fund shares sold	1,888,529

Total assets	$887,706,000

Liabilities

Payable for Fund shares redeemed	$946,597

Payable to affiliates:

Administration fee	28,560

Distribution and service fees	255,554

Trustees’ fees	125

Other	6,760

Accrued expenses	166,877

Total liabilities	$1,404,473

Net Assets	$886,301,527

Sources of Net Assets

Paid-in capital	$751,283,117

Distributable earnings	135,018,410

Net Assets	$886,301,527

Class A Shares

Net Assets	$349,533,430

Shares Outstanding	36,801,490

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.50

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$10.08

Class B Shares

Net Assets	$523,586

Shares Outstanding	54,859

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.54

Class C Shares

Net Assets	$223,934,458

Shares Outstanding	23,473,024

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.54

Class I Shares

Net Assets	$272,477,787

Shares Outstanding	28,678,771

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.50

Class R Shares

Net Assets	$3,886,942

Shares Outstanding	410,466

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.47

Class R6 Shares

Net Assets	$35,945,324

Shares Outstanding	3,782,611

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends allocated from Portfolios (net of foreign taxes, $46,915)	$3,937,691

Interest allocated from Portfolios (net of foreign taxes, $3,103)	5,792,619

Expenses allocated from Portfolios	(2,359,451)

Total investment income from Portfolios	$7,370,859

Expenses

Administration fee	$163,076

Distribution and service fees

Class A	412,006

Class B	5,392

Class C	1,091,885

Class R	7,888

Trustees’ fees and expenses	250

Custodian fee	32,426

Transfer and dividend disbursing agent fees	292,618

Legal and accounting services	26,403

Printing and postage	33,749

Registration fees	74,442

Miscellaneous	10,619

Total expenses	$2,150,754

Deduct —

Allocation of expenses to affiliate	$21,988

Total expense reductions	$21,988

Net expenses	$2,128,766

Net investment income	$5,242,093

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —

Investment transactions	$13,967,258

Financial futures contracts	2,932,611

Foreign currency transactions	(30)

Net realized gain	$16,899,839

Change in unrealized appreciation (depreciation) —

Investments	$95,392,788

Financial futures contracts	(728,667)

Foreign currency	950

Net change in unrealized appreciation (depreciation)	$94,665,071

Net realized and unrealized gain	$111,564,910

Net increase in net assets from operations	$116,807,003

7	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$5,242,093	$10,753,583

Net realized gain	16,899,839	36,889,139 (1)

Net change in unrealized appreciation (depreciation)	94,665,071	(75,919,790)

Net increase (decrease) in net assets from operations	$116,807,003	$(28,277,068)

Distributions to shareholders —

Class A	$(2,408,983)	$(18,739,469)

Class B	(2,513)	(91,266)

Class C	(728,790)	(12,205,962)

Class I	(2,031,670)	(13,826,475)

Class R	(19,973)	(135,021)

Class R6	(280,177)	(1,789,678)

Total distributions to shareholders	$(5,472,106)	$(46,787,871)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$26,200,121	$36,195,194

Class B	191	102,651

Class C	12,857,961	32,946,973

Class I	63,936,270	84,683,057

Class R	1,152,739	2,505,931

Class R6	5,172,752	8,927,546

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,173,126	17,050,458

Class B	2,159	75,196

Class C	694,387	11,694,047

Class I	1,756,299	12,115,212

Class R	19,973	135,021

Class R6	280,177	1,789,678

Cost of shares redeemed

Class A	(36,400,458)	(65,301,961)

Class B	(266,200)	(382,402)

Class C	(24,262,747)	(60,203,295)

Class I	(33,410,130)	(87,201,665)

Class R	(211,374)	(419,113)

Class R6	(2,010,886)	(7,265,449)

Net asset value of shares converted

Class A	18,065,897	1,881,655

Class B	(788,971)	(1,881,655)

Class C	(17,276,926)	—

Net increase (decrease) in net assets from Fund share transactions	$17,684,360	$(12,552,921)

Other capital —

Portfolio transaction fee contributed to Stock Portfolio	$(153,552)	$(210,067)

Portfolio transaction fee allocated from Stock Portfolio	146,576	199,641

Net decrease in net assets from other capital	$(6,976)	$(10,426)

Net increase (decrease) in net assets	$129,012,281	$(87,628,286)

Net Assets

At beginning of period	$757,289,246	$844,917,532

At end of period	$886,301,527	$757,289,246

(1)	Includes $1,736,702 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2019

Financial Highlights

	Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.280		$9.110		$8.410		$8.190		$8.460		$8.460

Income (Loss) From Operations

Net investment income(1)	$0.063		$0.132		$0.124		$0.114		$0.088		$0.090

Net realized and unrealized gain (loss)	1.222		(0.424)		1.003		0.261		0.139		0.703

Total income (loss) from operations	$1.285		$(0.292)		$1.127		$0.375		$0.227		$0.793

Less Distributions

From net investment income	$(0.065)		$(0.146)		$(0.139)		$(0.123)		$(0.116)		$(0.110)

From net realized gain	—		(0.392)		(0.288)		(0.032)		(0.381)		(0.683)

Total distributions	$(0.065)		$(0.538)		$(0.427)		$(0.155)		$(0.497)		$(0.793)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—		$—

Net asset value — End of period	$9.500		$8.280		$9.110		$8.410		$8.190		$8.460

Total Return(3)	15.56	%(4)(5)	(3.43	)%(4)	13.53	%(4)	4.60	%(4)	2.65	%(4)	9.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$349,533		$294,742		$333,860		$374,579		$293,994		$197,190

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	0.98	%(4)(8)	0.98	%(4)	0.98	%(4)	0.98	%(4)	1.05	%(4)	1.14%

Net investment income	1.40	%(8)	1.45%		1.41%		1.38%		1.05%		1.02%

Portfolio Turnover of the Fund(9)	7	%(5)	7%		4%		11%		2%		17%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2019

Financial Highlights — continued

	Class B

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.310		$9.130		$8.430		$8.200		$8.470		$8.470

Income (Loss) From Operations

Net investment income(1)	$0.029		$0.060		$0.058		$0.051		$0.025		$0.024

Net realized and unrealized gain (loss)	1.221		(0.422)		0.997		0.266		0.139		0.702

Total income (loss) from operations	$1.250		$(0.362)		$1.055		$0.317		$0.164		$0.726

Less Distributions

From net investment income	$(0.020)		$(0.066)		$(0.067)		$(0.055)		$(0.053)		$(0.043)

From net realized gain	—		(0.392)		(0.288)		(0.032)		(0.381)		(0.683)

Total distributions	$(0.020)		$(0.458)		$(0.355)		$(0.087)		$(0.434)		$(0.726)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—		$—

Net asset value — End of period	$9.540		$8.310		$9.130		$8.430		$8.200		$8.470

Total Return(3)	15.06	%(4)(5)	(4.15	)%(4)	12.60	%(4)	3.87	%(4)	1.88	%(4)	8.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$524		$1,408		$3,638		$5,313		$7,992		$10,022

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.73	%(4)(8)	1.73	%(4)	1.73	%(4)	1.73	%(4)	1.80	%(4)	1.89%

Net investment income	0.65	%(8)	0.66%		0.66%		0.62%		0.29%		0.27%

Portfolio Turnover of the Fund(9)	7	%(5)	7%		4%		11%		2%		17%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.310		$9.140		$8.440		$8.220		$8.500		$8.500

Income (Loss) From Operations

Net investment income(1)	$0.029		$0.064		$0.058		$0.052		$0.026		$0.024

Net realized and unrealized gain (loss)	1.232		(0.426)		1.001		0.266		0.138		0.705

Total income (loss) from operations	$1.261		$(0.362)		$1.059		$0.318		$0.164		$0.729

Less Distributions

From net investment income	$(0.031)		$(0.076)		$(0.071)		$(0.066)		$(0.063)		$(0.046)

From net realized gain	—		(0.392)		(0.288)		(0.032)		(0.381)		(0.683)

Total distributions	$(0.031)		$(0.468)		$(0.359)		$(0.098)		$(0.444)		$(0.729)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—		$—

Net asset value — End of period	$9.540		$8.310		$9.140		$8.440		$8.220		$8.500

Total Return(3)	15.04	%(4)(5)	(4.03	)%(4)	12.63	%(4)	3.88	%(4)	1.86	%(4)	8.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$223,934		$221,669		$258,844		$254,656		$137,051		$60,351

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.73	%(4)(8)	1.73	%(4)	1.73	%(4)	1.73	%(4)	1.80	%(4)	1.88%

Net investment income	0.65	%(8)	0.70%		0.65%		0.63%		0.30%		0.28%

Portfolio Turnover of the Fund(9)	7	%(5)	7%		4%		11%		2%		17%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$8.280		$9.110		$8.410		$8.190		$8.460		$8.460

Income (Loss) From Operations

Net investment income(1)	$0.074		$0.156		$0.147		$0.137		$0.109		$0.115

Net realized and unrealized gain (loss)	1.223		(0.425)		1.002		0.258		0.138		0.700

Total income (loss) from operations	$1.297		$(0.269)		$1.149		$0.395		$0.247		$0.815

Less Distributions

From net investment income	$(0.077)		$(0.169)		$(0.161)		$(0.143)		$(0.136)		$(0.132)

From net realized gain	—		(0.392)		(0.288)		(0.032)		(0.381)		(0.683)

Total distributions	$(0.077)		$(0.561)		$(0.449)		$(0.175)		$(0.517)		$(0.815)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—		$—

Net asset value — End of period	$9.500		$8.280		$9.110		$8.410		$8.190		$8.460

Total Return(3)	15.70	%(4)(5)	(3.19	)%(4)	13.81	%(4)	4.86	%(4)	2.88	%(4)	9.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$272,478		$208,740		$220,522		$211,211		$78,055		$24,397

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	0.73	%(4)(8)	0.73	%(4)	0.73	%(4)	0.73	%(4)	0.80	%(4)	0.89%

Net investment income	1.66	%(8)	1.70%		1.66%		1.63%		1.29%		1.31%

Portfolio Turnover of the Fund(9)	7	%(5)	7%		4%		11%		2%		17%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2019

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2016(1)
			2018		2017

Net asset value — Beginning of period	$8.260		$9.090		$8.400	$8.290

Income (Loss) From Operations

Net investment income(2)	$0.052		$0.115		$0.104	$0.075

Net realized and unrealized gain (loss)	1.214		(0.423)		0.996	0.152

Total income (loss) from operations	$1.266		$(0.308)		$1.100	$0.227

Less Distributions

From net investment income	$(0.056)		$(0.130)		$(0.122)	$(0.085)

From net realized gain	—		(0.392)		(0.288)	(0.032)

Total distributions	$(0.056)		$(0.522)		$(0.410)	$(0.117)

Portfolio transaction fee, net(2)	$(0.000	)(3)	$(0.000	)(3)	$0.000 (3)	$(0.000	)(3)

Net asset value — End of period	$9.470		$8.260		$9.090	$8.400

Total Return(4)(5)	15.35	%(6)	(3.61)%		13.22%	2.73	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,887		$2,514		$561	$178

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)(8)	1.23	%(9)	1.23%		1.23%	1.23	%(9)

Net investment income	1.15	%(9)	1.27%		1.17%	1.33	%(9)

Portfolio Turnover of the Fund(10)	7	%(6)	7%		4%	11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03%, 0.01% and 0.03% of average daily net assets for the six months ended June 30, 2019, the years ended December 31, 2018 and 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

13	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2019

Financial Highlights — continued

	Class R6

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2016(1)
			2018		2017

Net asset value — Beginning of period	$8.280		$9.110		$8.420	$8.300

Income (Loss) From Operations

Net investment income(2)	$0.076		$0.160		$0.146	$0.088

Net realized and unrealized gain (loss)	1.222		(0.423)		0.999	0.170

Total income (loss) from operations	$1.298		$(0.263)		$1.145	$0.258

Less Distributions

From net investment income	$(0.078)		$(0.175)		$(0.167)	$(0.106)

From net realized gain	—		(0.392)		(0.288)	(0.032)

Total distributions	$(0.078)		$(0.567)		$(0.455)	$(0.138)

Portfolio transaction fee, net(2)	$(0.000	)(3)	$(0.000	)(3)	$0.000 (3)	$(0.000	)(3)

Net asset value — End of period	$9.500		$8.280		$9.110	$8.420

Total Return(4)(5)	15.71	%(6)	(3.13)%		13.75%	3.11	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,945		$28,215		$27,492	$7

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)(8)	0.69	%(9)	0.69%		0.69%	0.69	%(9)

Net investment income	1.70	%(9)	1.74%		1.62%	1.58	%(9)

Portfolio Turnover of the Fund(10)	7	%(6)	7%		4%	11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03%, 0.01% and 0.03% of average daily net assets for the six months ended June 30, 2019, the years ended December 31, 2018 and 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

14	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund’s proportionate interest in each of the Portfolio’s net assets at June 30, 2019 were as follows: Core Bond Portfolio (65.9%) and Stock Portfolio (83.9%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.

Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

Balanced Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains and current year earnings and profits attributable to realized gains are considered to be from ordinary income.

At December 31, 2018, the Fund had a net capital loss of $5,072,967 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to an investment advisory agreement effective October 18, 2018, between the Fund and EVM, the investment adviser fee is computed on investable Fund assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser (“Investable Assets”) at the following annual rates: for equity securities — 0.600% up to $500 million and 0.575% from $500 million up to $1 billion of the Fund’s average daily net Investable Assets and at reduced rates when average daily net Investable Assets are $1 billion or more; and for income securities and cash — 0.450% up to $1 billion of the Fund’s average daily net Investable Assets, and at reduced rates when average daily net Investable Assets are $1 billion or more. For the six months ended June 30, 2019, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2019, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,193,508 or 0.54% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the administration fee amounted to $163,076. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73%, 1.73%, 0.73%, 1.23% and 0.69% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after April 30, 2020. Pursuant to this agreement, EVM was allocated $21,988 of the Fund’s operating expenses for the six months ended June 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $42,301 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $47,967 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

16

Eaton Vance

Balanced Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $412,006 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $4,044 and $818,913 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $3,944 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2019 amounted to $1,348, $272,972 and $3,944 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2019, the Fund was informed that EVD received approximately $9,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A and Class B shareholders.

6  Investment Transactions

For the six months ended June 30, 2019, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Core Bond Portfolio	$31,635,506	$29,012,589

Stock Portfolio	34,758,960	29,446,115

In addition, a Portfolio transaction fee is imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

17

Eaton Vance

Balanced Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	2,887,620	3,974,276

Issued to shareholders electing to receive payments of distributions in Fund shares	237,976	1,955,621

Redemptions	(4,019,507)	(7,190,686)

Converted from Class B shares	91,421	206,017

Converted from Class C shares	2,001,726	—

Net increase (decrease)	1,199,236	(1,054,772)

Class B	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	21	11,130

Issued to shareholders electing to receive payments of distributions in Fund shares	239	8,605

Redemptions	(29,064)	(43,085)

Converted to Class A shares	(85,849)	(205,611)

Net decrease	(114,653)	(228,961)

Class C	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	1,423,886	3,593,719

Issued to shareholders electing to receive payments of distributions in Fund shares	75,754	1,343,199

Redemptions	(2,685,968)	(6,583,869)

Converted to Class A shares	(1,999,955)	—

Net decrease	(3,186,283)	(1,646,951)

Class I	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	7,014,388	9,218,867

Issued to shareholders electing to receive payments of distributions in Fund shares	192,181	1,387,914

Redemptions	(3,732,256)	(9,606,842)

Net increase	3,474,313	999,939

18

Eaton Vance

Balanced Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	126,987	273,640

Issued to shareholders electing to receive payments of distributions in Fund shares	2,190	15,680

Redemptions	(23,183)	(46,563)

Net increase	105,994	242,757

Class R6	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	567,815	978,178

Issued to shareholders electing to receive payments of distributions in Fund shares	30,632	205,202

Redemptions	(222,576)	(793,374)

Net increase	375,871	390,006

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2019 and December 31, 2018, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

19

Stock Portfolio

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value

Aerospace & Defense — 2.5%

CAE, Inc.	281,400	$7,566,030

Hexcel Corp.	106,000	8,573,280

		$16,139,310

Banks — 5.4%

Bank of America Corp.	509,040	$14,762,160

JPMorgan Chase & Co.	107,620	12,031,916

PNC Financial Services Group, Inc. (The)	52,140	7,157,779

		$33,951,855

Beverages — 2.1%

PepsiCo, Inc.	102,100	$13,388,373

		$13,388,373

Biotechnology — 0.8%

Gilead Sciences, Inc.	71,933	$4,859,794

		$4,859,794

Capital Markets — 1.8%

S&P Global, Inc.	34,200	$7,790,418

Tradeweb Markets, Inc., Class A	78,068	3,420,159

		$11,210,577

Chemicals — 1.4%

DuPont de Nemours, Inc.	62,773	$4,712,369

Ecolab, Inc.	21,600	4,264,704

		$8,977,073

Commercial Services & Supplies — 2.0%

Waste Management, Inc.	107,082	$12,354,050

		$12,354,050

Consumer Finance — 1.3%

American Express Co.	68,760	$8,487,734

		$8,487,734

Containers & Packaging — 1.3%

Ball Corp.	119,018	$8,330,070

		$8,330,070

Security	Shares	Value

Diversified Consumer Services — 1.2%

Grand Canyon Education, Inc.(1)	63,306	$7,408,068

		$7,408,068

Diversified Telecommunication Services — 2.1%

Verizon Communications, Inc.	235,090	$13,430,692

		$13,430,692

Electric Utilities — 1.4%

NextEra Energy, Inc.	42,596	$8,726,217

		$8,726,217

Electrical Equipment — 2.7%

AMETEK, Inc.	126,600	$11,500,344

Emerson Electric Co.	86,842	5,794,098

		$17,294,442

Entertainment — 2.0%

Walt Disney Co. (The)	89,026	$12,431,591

		$12,431,591

Equity Real Estate Investment Trusts (REITs) — 2.9%

American Tower Corp.	56,600	$11,571,870

AvalonBay Communities, Inc.	34,580	7,025,964

		$18,597,834

Food & Staples Retailing — 1.0%

Performance Food Group Co.(1)	156,698	$6,272,621

		$6,272,621

Food Products — 1.8%

Mondelez International, Inc., Class A	207,720	$11,196,108

		$11,196,108

Health Care Equipment & Supplies — 3.5%

Boston Scientific Corp.(1)	196,420	$8,442,131

Danaher Corp.	97,866	13,987,009

		$22,429,140

Health Care Providers & Services — 1.9%

Anthem, Inc.	42,860	$12,095,521

		$12,095,521

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 2.4%

Procter & Gamble Co. (The)	138,600	$15,197,490

		$15,197,490

Insurance — 4.5%

American International Group, Inc.	159,340	$8,489,635

Assurant, Inc.	59,600	6,340,248

First American Financial Corp.	109,972	5,905,497

Progressive Corp. (The)	93,200	7,449,476

		$28,184,856

Interactive Media & Services — 5.8%

Alphabet, Inc., Class C(1)	20,329	$21,973,819

Facebook, Inc., Class A(1)	74,844	14,444,892

		$36,418,711

Internet & Direct Marketing Retail — 2.7%

Amazon.com, Inc.(1)	9,022	$17,084,330

		$17,084,330

IT Services — 7.9%

Amdocs, Ltd.	104,142	$6,466,177

Cognizant Technology Solutions Corp., Class A	146,812	9,306,412

Fidelity National Information Services, Inc.	99,700	12,231,196

GoDaddy, Inc., Class A(1)	38,239	2,682,466

Visa, Inc., Class A	112,400	19,507,020

		$50,193,271

Life Sciences Tools & Services — 1.7%

Thermo Fisher Scientific, Inc.	37,600	$11,042,368

		$11,042,368

Machinery — 2.1%

Gardner Denver Holdings, Inc.(1)	226,220	$7,827,212

Parker-Hannifin Corp.	32,320	5,494,723

		$13,321,935

Multi-Utilities — 1.9%

CMS Energy Corp.	108,800	$6,300,608

Sempra Energy	43,042	5,915,693

		$12,216,301

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.1%

ConocoPhillips	104,486	$6,373,646

Exxon Mobil Corp.	160,844	12,325,476

Phillips 66	75,525	7,064,608

Pioneer Natural Resources Co.	40,700	6,262,102

		$32,025,832

Pharmaceuticals — 5.9%

Bristol-Myers Squibb Co.	170,500	$7,732,175

Catalent, Inc.(1)	89,300	4,840,953

GlaxoSmithKline PLC ADR	91,600	3,665,832

Jazz Pharmaceuticals PLC(1)	59,073	8,421,447

Merck & Co., Inc.	147,900	12,401,415

		$37,061,822

Semiconductors & Semiconductor Equipment — 2.3%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	131,823	$5,163,507

Texas Instruments, Inc.	83,779	9,614,478

		$14,777,985

Software — 7.8%

Adobe, Inc.(1)	23,478	$6,917,793

CrowdStrike Holdings, Inc., Class A(1)	23,257	1,588,220

Intuit, Inc.	17,936	4,687,215

Microsoft Corp.	226,520	30,344,619

salesforce.com, Inc.(1)	38,101	5,781,065

		$49,318,912

Specialty Retail — 5.0%

Home Depot, Inc. (The)	60,388	$12,558,892

Lowe’s Cos., Inc.	127,006	12,816,176

TJX Cos., Inc. (The)	113,740	6,014,571

		$31,389,639

Technology Hardware, Storage & Peripherals — 3.5%

Apple, Inc.	111,697	$22,107,070

		$22,107,070

Textiles, Apparel & Luxury Goods — 1.3%

Gildan Activewear, Inc.	208,544	$8,066,482

		$8,066,482

Total Common Stocks (identified cost $490,660,104)		$625,988,074

21	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(2)	5,529,629	$5,529,629

Total Short-Term Investments (identified cost $5,529,629)		$5,529,629

Total Investments — 99.9% (identified cost $496,189,733)		$631,517,703

Other Assets, Less Liabilities — 0.1%		$343,987

Net Assets — 100.0%		$631,861,690

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

22	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $490,660,104)	$625,988,074

Affiliated investment, at value (identified cost, $5,529,629)	5,529,629

Foreign currency, at value (identified cost, $16,108)	16,116

Dividends receivable	511,512

Dividends receivable from affiliated investment	4,648

Tax reclaims receivable	198,699

Total assets	$632,248,678

Liabilities

Payable to affiliates:

Investment adviser fee	$301,564

Trustees’ fees	7,385

Accrued expenses	78,039

Total liabilities	$386,988

Net Assets applicable to investors’ interest in Portfolio	$631,861,690

23	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends (net of foreign taxes, $56,007)	$4,626,661

Dividends from affiliated investment	21,154

Total investment income	$4,647,815

Expenses

Investment adviser fee	$1,745,919

Trustees’ fees and expenses	15,341

Custodian fee	71,331

Legal and accounting services	23,608

Miscellaneous	10,232

Total expenses	$1,866,431

Net investment income	$2,781,384

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$15,589,401

Investment transactions — affiliated investment	114

Foreign currency transactions	(37)

Net realized gain	$15,589,478

Change in unrealized appreciation (depreciation) —

Investments	$98,831,430

Investments — affiliated investment	(2)

Foreign currency	1,144

Net change in unrealized appreciation (depreciation)	$98,832,572

Net realized and unrealized gain	$114,422,050

Net increase in net assets from operations	$117,203,434

24	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$2,781,384	$7,128,802

Net realized gain	15,589,478	50,384,018 (1)

Net change in unrealized appreciation (depreciation)	98,832,572	(84,773,096)

Net increase (decrease) in net assets from operations	$117,203,434	$(27,260,276)

Capital transactions —

Contributions	$36,752,002	$19,957,986

Withdrawals	(38,884,419)	(123,729,807)

Portfolio transaction fee	175,450	242,333

Net decrease in net assets from capital transactions	$(1,956,967)	$(103,529,488)

Net increase (decrease) in net assets	$115,246,467	$(130,789,764)

Net Assets

At beginning of period	$516,615,223	$647,404,987

At end of period	$631,861,690	$516,615,223

(1)	Includes $2,091,763 of net realized gains from redemptions in-kind.

25	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.64	%(2)	0.64%	0.64%	0.65%	0.70%	0.71%

Net investment income	0.95	%(2)	1.14%	1.38%	1.60%	1.16%	1.07%

Portfolio Turnover	35	%(3)	90%	101%	118%	96%	109%

Total Return	22.55	%(3)	(5.57)%	20.31%	7.14%	4.88%	12.56%

Net assets, end of period (000’s omitted)	$631,862		$516,615	$647,405	$640,973	$395,492	$252,929

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

26	See Notes to Financial Statements.

Stock Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2019, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 15.0%, 1.0% and 83.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

27

Stock Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2019, the Portfolio’s investment adviser fee amounted to $1,745,919 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $205,295,565 and $208,112,059, respectively, for the six months ended June 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$496,952,141

Gross unrealized appreciation	$136,735,046

Gross unrealized depreciation	(2,169,484)

Net unrealized appreciation	$134,565,562

28

Stock Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$625,988,074	*	$—	$—	$625,988,074

Short-Term Investments	—		5,529,629	—	5,529,629

Total Investments	$625,988,074		$5,529,629	$—	$631,517,703

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

29

Eaton Vance

Balanced Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

30

Eaton Vance

Balanced Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Balanced Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Core Bond Portfolio and Stock Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel, where relevant. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio

31

Eaton Vance

Balanced Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index and lower than its primary benchmark and blended indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolios. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolios as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolios and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

32

Eaton Vance

Balanced Fund

June 30, 2019

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund and Stock Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio and Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7698    6.30.19

Eaton Vance

Core Bond Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Core Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

Core Bond Fund

June 30, 2019

Performance1,2

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	6.43%	7.40%	2.59%	3.90%
Class A with 4.75% Maximum Sales Charge	—	—	1.41	2.26	1.60	3.40
Class I at NAV	03/21/2007	03/07/2000	6.68	7.67	2.87	4.17
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	6.11%	7.87%	2.95%	3.89%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.85%	0.60%
Net					0.74	0.49

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Bond Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Core Bond Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,064.30	$3.79	**	0.74%
Class I	$1,000.00	$1,066.80	$2.51	**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71	**	0.74%
Class I	$1,000.00	$1,022.40	$2.46	**	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Core Bond Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Investment in Core Bond Portfolio, at value (identified cost, $179,164,254)	$184,050,426

Receivable for Fund shares sold	249,197

Receivable from affiliate	15,494

Total assets	$184,315,117

Liabilities

Payable for Fund shares redeemed	$96,369

Distributions payable	3,885

Payable to affiliates:

Distribution and service fees	6,183

Trustees’ fees	125

Accrued expenses	31,856

Total liabilities	$138,418

Net Assets	$184,176,699

Sources of Net Assets

Paid-in capital	$182,113,855

Distributable earnings	2,062,844

Total	$184,176,699

Class A Shares

Net Assets	$31,113,822

Shares Outstanding	3,127,328

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.95

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.45

Class I Shares

Net Assets	$153,062,877

Shares Outstanding	15,405,980

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Interest allocated from Portfolio	$3,127,486

Dividends allocated from Portfolio	28,237

Expenses allocated from Portfolio	(431,613)

Total investment income from Portfolio	$2,724,110

Expenses

Distribution and service fees

Class A	$34,661

Trustees’ fees and expenses	250

Custodian fee	13,723

Transfer and dividend disbursing agent fees	27,319

Legal and accounting services	13,782

Printing and postage	11,486

Registration fees	26,838

Miscellaneous	5,042

Total expenses	$133,101

Deduct —

Allocation of expenses to affiliate	$98,440

Total expense reductions	$98,440

Net expenses	$34,661

Net investment income	$2,689,449

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$480,338

Financial futures contracts	1,600,330

Net realized gain	$2,080,668

Change in unrealized appreciation (depreciation) —

Investments	$6,973,255

Financial futures contracts	(424,774)

Net change in unrealized appreciation (depreciation)	$6,548,481

Net realized and unrealized gain	$8,629,149

Net increase in net assets from operations	$11,318,598

6	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$2,689,449	$5,040,012

Net realized gain (loss)	2,080,668	(2,479,961)

Net change in unrealized appreciation (depreciation)	6,548,481	(3,209,441)

Net increase (decrease) in net assets from operations	$11,318,598	$(649,390)

Distributions to shareholders —

Class A	$(422,262)	$(955,400)

Class I	(2,436,149)	(4,523,043)

Total distributions to shareholders	$(2,858,411)	$(5,478,443)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,623,978	$17,879,570

Class I	39,891,253	59,409,118

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	404,391	919,296

Class I	2,430,509	4,324,343

Cost of shares redeemed

Class A	(4,400,555)	(26,440,216)

Class I	(45,610,239)	(40,364,801)

Net increase in net assets from Fund share transactions	$1,339,337	$15,727,310

Net increase in net assets	$9,799,524	$9,599,477

Net Assets

At beginning of period	$174,377,175	$164,777,698

At end of period	$184,176,699	$174,377,175

7	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2019

Financial Highlights

	Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.490		$9.840	$9.690	$9.690	$9.980	$9.800

Income (Loss) From Operations

Net investment income(1)	$0.142		$0.273	$0.217	$0.168	$0.173	$0.226

Net realized and unrealized gain (loss)	0.464		(0.338)	0.187	0.075	(0.201)	0.260

Total income (loss) from operations	$0.606		$(0.065)	$0.404	$0.243	$(0.028)	$0.486

Less Distributions

From net investment income	$(0.146)		$(0.285)	$(0.254)	$(0.243)	$(0.258)	$(0.306)

From net realized gain	—		—	—	—	(0.004)	—

Total distributions	$(0.146)		$(0.285)	$(0.254)	$(0.243)	$(0.262)	$(0.306)

Net asset value — End of period	$9.950		$9.490	$9.840	$9.690	$9.690	$9.980

Total Return(2)(3)	6.43	%(4)	(0.64)%	4.20%	2.48%	(0.31)%	5.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,114		$25,158	$34,064	$37,290	$34,501	$25,821

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.74	%(7)	0.74%	0.75%	0.75%	0.75%	0.75%

Net investment income	2.95	%(7)	2.85%	2.21%	1.69%	1.75%	2.27%

Portfolio Turnover of the Portfolio	48	%(4)	65%	123%	132%	159%	134%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.13%, 0.11%, 0.11%, 0.11%, 0.21% and 0.24% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.470		$9.830	$9.680	$9.680	$9.960	$9.780

Income (Loss) From Operations

Net investment income(1)	$0.148		$0.282	$0.241	$0.193	$0.199	$0.249

Net realized and unrealized gain (loss)	0.480		(0.333)	0.187	0.074	(0.193)	0.261

Total income (loss) from operations	$0.628		$(0.051)	$0.428	$0.267	$0.006	$0.510

Less Distributions

From net investment income	$(0.158)		$(0.309)	$(0.278)	$(0.267)	$(0.282)	$(0.330)

From net realized gain	—		—	—	—	(0.004)	—

Total distributions	$(0.158)		$(0.309)	$(0.278)	$(0.267)	$(0.286)	$(0.330)

Net asset value — End of period	$9.940		$9.470	$9.830	$9.680	$9.680	$9.960

Total Return(2)(3)	6.68	%(4)	(0.50)%	4.47%	2.73%	0.04%	5.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$153,063		$149,220	$130,714	$115,294	$55,607	$40,753

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.49	%(7)	0.49%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.08	%(7)	2.95%	2.46%	1.95%	2.01%	2.50%

Portfolio Turnover of the Portfolio	48	%(4)	65%	123%	132%	159%	134%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.13%, 0.11%, 0.11%, 0.11%, 0.21% and 0.24% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (34.1% at June 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

10

Eaton Vance

Core Bond Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $2,212,112 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $1,193,622 are short-term and $1,018,490 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2020. Pursuant to this agreement, EVM was allocated $98,440 of the Fund’s operating expenses for the six months ended June 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $2,428 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,862 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $34,685 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2019, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $35,702,070 and $36,860,211, respectively.

11

Eaton Vance

Core Bond Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	888,408	1,867,429

Issued to shareholders electing to receive payments of distributions in Fund shares	41,421	96,166

Redemptions	(454,255)	(2,774,477)

Net increase (decrease)	475,574	(810,882)

Class I	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	4,128,958	6,221,419

Issued to shareholders electing to receive payments of distributions in Fund shares	249,433	453,570

Redemptions	(4,722,979)	(4,226,204)

Net increase (decrease)	(344,588)	2,448,785

At June 30, 2019, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 52.6% of the value of the outstanding shares of the Fund.

12

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 31.1%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.3%

Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$617,969

WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	985	990,585

		$1,608,554

Automotive — 1.8%

Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,476,553

Ford Motor Credit Co., LLC, 3.408%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	695,983

Ford Motor Credit Co., LLC, 3.484%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,541,908

General Motors Co., 4.20%, 10/1/27	2,383	2,401,785

General Motors Financial Co., Inc., 3.442%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	804,902

General Motors Financial Co., Inc., 3.50%, 11/7/24	453	452,438

General Motors Financial Co., Inc., 3.588%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,094,667

		$9,468,236

Banks — 12.0%

Banco Safra SA, 4.125%, 2/8/23(1)	$1,210	$1,237,225

Banco Santander SA, 3.125%, 2/23/23	1,445	1,466,261

Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,443,266

Bank of America Corp., 2.972%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,707	2,702,401

Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,459,216

Bank of America Corp., 3.269%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	600	600,939

Bank of America Corp., 3.30%, 1/11/23	1,237	1,276,044

Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,025,121

Bank of America Corp., 3.55% to 3/5/23, 3/5/24(3)	1,800	1,865,242

Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	5,089,928

Bank of America Corp., 3.974% to 2/7/29, 2/7/30(3)	807	864,972

Barclays PLC, 4.337%, 1/10/28	1,500	1,536,690

Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	910,184

Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,311,017

Capital One Financial Corp., 3.303%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,295,627

Capital One Financial Corp., 3.75%, 4/24/24	700	734,565

Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,578,319

Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	1,685	1,759,105

Citigroup, Inc., 3.70%, 1/12/26	1,000	1,053,161

Citigroup, Inc., 3.841%, (3 mo. USD LIBOR + 1.25%), 7/1/26(2)	884	891,013

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	$909	$962,040

Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	1,855	1,992,989

Citigroup, Inc., 4.50%, 1/14/22	725	762,171

Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,480,504

Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,056,386

Deutsche Bank AG, 3.855%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,430,337

Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	1,200	1,244,592

Discover Financial Services, 3.95%, 11/6/24	490	515,549

Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,927,813

Goldman Sachs Group, Inc. (The), 3.688%, (3 mo. USD LIBOR + 1.17%), 5/15/26(2)	601	593,094

Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,012,936

Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,579,598

Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,243,822

JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,008,999

JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	1,060,498

JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,573,991

JPMorgan Chase & Co., 5.625%, 8/16/43	628	801,945

Lazard Group, LLC, 4.50%, 9/19/28	1,467	1,562,958

Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	1,020	1,075,513

Morgan Stanley, 4.00%, 7/23/25	2,220	2,378,397

Morgan Stanley, 4.875%, 11/1/22	1,132	1,212,224

PPTT, 2006-A GS, Class A, 5.997% (1)(4)(5)	259	240,531

Regions Financial Corp., 2.75%, 8/14/22	640	644,629

Santander Holdings USA, Inc., 4.50%, 7/17/25	712	758,028

Synovus Financial Corp., 3.125%, 11/1/22	622	625,570

		$64,845,410

Beverages — 0.2%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	$730	$812,610

		$812,610

Building Materials — 0.3%

Owens Corning, 3.40%, 8/15/26	$1,300	$1,266,693

Vulcan Materials Co., 4.50%, 6/15/47	479	461,745

		$1,728,438

Chemicals — 1.0%

Celanese US Holdings, LLC, 3.50%, 5/8/24	$2,500	$2,568,334

Cydsa SAB de CV, 6.25%, 10/4/27(1)	1,490	1,495,230

DowDuPont, Inc., 4.725%, 11/15/28	1,250	1,413,142

		$5,476,706

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Computers — 1.3%

Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$1,350	$1,390,739

DXC Technology Co., 3.47%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	1,923	1,923,027

DXC Technology Co., 4.25%, 4/15/24	1,212	1,270,281

Hewlett Packard Enterprise Co., 3.318%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	1,079	1,079,191

Microchip Technology, Inc., 4.333%, 6/1/23	1,537	1,601,460

		$7,264,698

Diversified Financial Services — 3.0%

Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,218,732

Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,174,117

Brookfield Finance, Inc., 3.90%, 1/25/28	1,943	1,982,045

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,240,238

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	455,960

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	488,507

Synchrony Financial, 3.806%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,479,118

Synchrony Financial, 3.95%, 12/1/27	1,189	1,188,181

Synchrony Financial, 4.50%, 7/23/25	2,316	2,431,995

UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,486,843

		$16,145,736

Electric Utilities — 0.3%

Entergy Corp., 4.00%, 7/15/22	$1,046	$1,088,202

ITC Holdings Corp., 4.05%, 7/1/23	680	710,164

		$1,798,366

Electrical and Electronic Equipment — 0.5%

Jabil, Inc., 3.95%, 1/12/28	$1,803	$1,773,124

Jabil, Inc., 4.70%, 9/15/22	959	1,003,546

		$2,776,670

Foods — 0.5%

Smithfield Foods, Inc., 2.65%, 10/3/21(1)	$1,304	$1,285,381

Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,478,772

		$2,764,153

Healthcare Products — 0.2%

Becton Dickinson and Co., 3.194%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$1,315	$1,315,216

		$1,315,216

Security	Principal Amount (000’s omitted)	Value

Home Construction — 0.4%

Lennar Corp., 4.50%, 11/15/19	$1,150	$1,157,188

Toll Brothers Finance Corp., 4.875%, 3/15/27	940	990,807

		$2,147,995

Home Furnishings — 0.2%

Whirlpool Corp., 4.50%, 6/1/46	$914	$872,485

		$872,485

Insurance — 0.2%

Marsh & McLennan Cos., Inc., 3.519%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	$753	$755,198

Principal Financial Group, Inc., 4.30%, 11/15/46	534	556,232

		$1,311,430

Lodging and Gaming — 0.2%

Wyndham Destinations, Inc., 5.75%, 4/1/27	$1,014	$1,062,165

		$1,062,165

Machinery — 0.3%

Wabtec Corp., 3.71%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	$431	$429,912

Wabtec Corp., 4.95%, 9/15/28	1,300	1,394,396

		$1,824,308

Media — 0.5%

Comcast Corp., 3.032%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	$1,960	$1,968,328

Comcast Corp., 4.70%, 10/15/48	613	719,378

		$2,687,706

Mining — 0.4%

Freeport-McMoRan, Inc., 5.40%, 11/14/34	$900	$861,750

Yamana Gold, Inc., 4.625%, 12/15/27	1,285	1,314,191

		$2,175,941

Oil and Gas — 0.7%

Noble Energy, Inc., 3.90%, 11/15/24	$937	$977,783

Oceaneering International, Inc., 4.65%, 11/15/24	831	818,535

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,800,324

		$3,596,642

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Pharmaceuticals — 1.1%

CVS Health Corp., 4.10%, 3/25/25	$998	$1,052,724

CVS Health Corp., 4.30%, 3/25/28	3,019	3,184,531

Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	1,757	1,752,168

		$5,989,423

Pipelines — 0.5%

Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$464,790

Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	822,669

Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	985,768

Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	599,103

		$2,872,330

Real Estate Investment Trusts (REITs) — 1.1%

CBL & Associates, L.P., 5.25%, 12/1/23	$636	$461,100

DDR Corp., 3.625%, 2/1/25	874	884,548

Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,307,913

Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,058,790

		$5,712,351

Retail-Specialty and Apparel — 1.2%

Best Buy Co., Inc., 4.45%, 10/1/28	$1,220	$1,289,842

Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	986,701

Nordstrom, Inc., 5.00%, 1/15/44	1,455	1,358,430

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	305,325

Tapestry, Inc., 4.125%, 7/15/27	2,491	2,506,110

		$6,446,408

Technology — 0.2%

Western Digital Corp., 4.75%, 2/15/26	$1,049	$1,031,744

		$1,031,744

Telecommunications — 1.3%

Verizon Communications, Inc., 3.618%, (3 mo. USD LIBOR + 1.10%), 5/15/25(2)	$777	$787,635

Verizon Communications, Inc., 4.329%, 9/21/28	2,407	2,663,994

Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,631,702

Verizon Communications, Inc., 5.50%, 3/16/47	1,421	1,797,011

		$6,880,342

Transportation — 0.4%

SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$925,523

SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,235,151

		$2,160,674

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.0%

American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,436,254

Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,568,037

Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,057,488

Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,248,681

		$5,310,460

Total Corporate Bonds & Notes (identified cost $162,961,271)		$168,087,197

Agency Mortgage-Backed Securities — 10.6%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Pool #A93547, 4.50%, 8/1/40	$726	$780,743

Pool #C03490, 4.50%, 8/1/40	576	618,629

Pool #C09031, 2.50%, 2/1/43	1,689	1,686,992

Pool #G07589, 5.50%, 6/1/41	2,482	2,786,272

Pool #G08596, 4.50%, 7/1/44	765	806,996

Pool #G08670, 3.00%, 10/1/45	1,345	1,366,185

Pool #G08701, 3.00%, 4/1/46	2,054	2,085,865

Pool #G08717, 4.00%, 8/1/46	1,778	1,855,694

Pool #G08738, 3.50%, 12/1/46	1,750	1,805,663

Pool #G08758, 4.00%, 4/1/47	1,664	1,734,736

Pool #G60608, 4.00%, 5/1/46	2,916	3,045,688

Pool #G60761, 3.00%, 10/1/43	1,962	1,994,852

Pool #Q17453, 3.50%, 4/1/43	1,584	1,643,402

Pool #Q34310, 3.50%, 6/1/45	1,799	1,858,952

Pool #Q40264, 3.50%, 5/1/46	1,513	1,562,272

Pool #Q45051, 3.00%, 12/1/46	3,136	3,196,575

Pool #Q46889, 3.50%, 3/1/47	2,446	2,530,427

Pool #Q47999, 4.00%, 5/1/47	3,225	3,399,762

		$34,759,705

Federal National Mortgage Association:

Pool #AB3678, 3.50%, 10/1/41	$3,281	$3,420,380

Pool #AL7524, 5.00%, 7/1/41	838	906,643

Pool #AS3892, 4.00%, 11/1/44	1,019	1,064,148

Pool #AS5332, 4.00%, 7/1/45	1,119	1,177,911

Pool #AS6014, 4.00%, 10/1/45	785	825,683

Pool #AS9721, 4.00%, 6/1/47	2,549	2,654,945

Pool #BA0891, 3.50%, 1/1/46	2,205	2,276,431

Pool #BA3938, 3.50%, 1/1/46	1,640	1,693,791

Pool #BD1183, 3.50%, 12/1/46	1,234	1,274,761

Pool #BE2316, 3.50%, 1/1/47	2,834	2,920,164

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Pool #MA1789, 4.50%, 2/1/44	$733	$775,294

Pool #MA2653, 4.00%, 6/1/46	1,872	1,952,204

		$20,942,355

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,617	$1,679,770

		$1,679,770

Total Agency Mortgage-Backed Securities (identified cost $57,617,731)		$57,381,830

Collateralized Mortgage Obligations — 5.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 4030, Class PA, 3.50%, 6/15/40	$1,243	$1,275,615

Series 4423, Class A, 3.50%, 10/15/39	1,060	1,070,958

		$2,346,573

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 4.904%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$1,889	$1,933,151

Series 2018-DNA1, Class M1, 2.854%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,127	1,125,450

		$3,058,601

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	$223	$242,068

Series 2011-135, Class PK, 4.50%, 5/25/40	848	873,404

Series 2013-6, Class HD, 1.50%, 12/25/42	234	225,769

Series 2014-70, Class KP, 3.50%, 3/25/44	1,147	1,196,007

Series 2018-M4, Class A2, 3.144%, 3/25/28(6)	1,721	1,796,153

Series 2019-M1, Class A2, 3.673%, 9/25/28(6)	4,835	5,249,462

Series 2019-M9, Class A2, 2.937%, 4/25/29(6)	1,290	1,332,564

		$10,915,427

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 7.654%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,147	$2,389,655

Series 2014-C02, Class 1M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,049	2,143,839

Series 2014-C02, Class 2M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	895	925,723

Series 2014-C03, Class 1M2, 5.404%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,104	1,166,196

Series 2014-C03, Class 2M2, 5.304%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,810	1,883,886

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2017-C06, Class 1M2, 5.054%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	$1,275	$1,309,561

Series 2018-C03, Class 1M1, 3.084%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	474	474,970

		$10,293,830

Total Collateralized Mortgage Obligations (identified cost $26,473,756)		$26,614,431

Commercial Mortgage-Backed Securities — 8.6%
Security	Principal Amount (000’s omitted)	Value

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class C, 4.581%, 12/10/54(6)	$1,050	$1,098,792

Series 2016-C7, Class D, 4.581%, 12/10/54(1)(6)	2,000	1,928,208

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 4.894%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	3,002,205

COMM Mortgage Trust

Series 2014-CR21, Class C, 4.58%, 12/10/47(6)	500	525,647

Credit Suisse Mortgage Trust

Series 2016-NXSR, Class C, 4.506%, 12/15/49(6)	1,500	1,550,883

GS Mortgage Securities Trust

Series 2018-FBLU, Class A, 3.344%, (1 mo. USD LIBOR + 0.95%), 11/15/35(1)(2)	5,000	5,003,678

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class C, 4.709%, 9/15/47(6)	2,530	2,583,564

Series 2014-C22, Class D, 4.709%, 9/15/47(1)(6)	500	454,340

Series 2014-C25, Class D, 4.092%, 11/15/47(1)(6)	1,960	1,758,992

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.554%, 8/15/46(1)(6)	2,000	2,034,268

Series 2012-CBX, Class AS, 4.271%, 6/15/45	3,325	3,478,629

Series 2013-C13, Class D, 4.129%, 1/15/46(1)(6)	2,000	2,026,656

Morgan Stanley Capital I Trust

Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	852,992

Series 2019-BPR, Class A, 3.794%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	2,500	2,503,929

Motel 6 Trust

Series 2017-MTL6, Class C, 3.794%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,339	1,340,973

Series 2017-MTL6, Class D, 4.544%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	542	544,900

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 4.64%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,960,551

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

RETL Trust

Series 2019-RVP, Class A, 3.544%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	$2,671	$2,679,295

Series 2019-RVP, Class B, 3.944%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	2,045	2,052,662

Toorak Mortgage Corp., Ltd.

Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(7)	1,330	1,344,129

VMC Finance, LLC

Series 2018-FL2, Class A, 3.314%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	2,936	2,947,042

Wells Fargo Commercial Mortgage Trust

Series 2015-LC22, Class C, 4.695%, 9/15/58(6)	900	944,389

Series 2015-SG1, Class C, 4.617%, 9/15/48(6)	354	363,102

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	421,128

Total Commercial Mortgage-Backed Securities (identified cost $45,356,885)		$46,400,954

Asset-Backed Securities — 17.0%
Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising L.P.

Series 2018-1, Class A, 4.81%, 11/15/48(1)	$744	$791,945

AmeriCredit Automobile Receivables Trust

Series 2016-2, Class B, 2.21%, 5/10/21	221	221,147

Series 2016-4, Class A3, 1.53%, 7/8/21	180	179,363

Avant Loans Funding Trust

Series 2019-A, Class A, 3.48%, 7/15/22(1)	863	865,920

Avis Budget Rental Car Funding, LLC

Series 2014-1A, Class A, 2.46%, 7/20/20(1)	648	647,491

Series 2014-2A, Class A, 2.50%, 2/20/21(1)	4,075	4,073,540

Canyon Capital CLO, Ltd.

Series 2016-1A, Class BR, 4.297%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	988,430

Series 2016-1A, Class DR, 5.397%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	962,500

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-3RA, Class A2, 4.315%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	987,094

Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	975,799

CarMax Auto Owner Trust

Series 2017-2, Class A3, 1.93%, 3/15/22	1,053	1,050,405

Chesapeake Funding II, LLC

Series 2016-2A, Class A1, 1.88%, 6/15/28(1)	3,569	3,562,919

Security	Principal Amount (000’s omitted)	Value

CIG Auto Receivables Trust

Series 2019-1A, Class A, 3.33%, 8/15/24(1)	$1,857	$1,868,752

CNH Equipment Trust

Series 2017-A, Class A3, 2.07%, 5/16/22	996	993,746

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,328	1,360,807

Conn’s Receivables Funding, LLC

Series 2018-A, Class A, 3.25%, 1/15/23(1)	150	150,307

Series 2019-A, Class A, 3.40%, 10/16/23(1)	933	937,632

Consumer Loan Underlying Bond Credit Trust

Series 2017-NP1, Class C, 5.13%, 4/17/23(1)	423	424,171

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class A, 2.55%, 2/17/26(1)	2,500	2,499,949

DB Master Finance, LLC

Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	335	341,330

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/22(1)	1,425	1,433,647

Series 2018-1, Class C, 3.22%, 3/15/23	1,680	1,686,607

Driven Brands Funding, LLC

Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	767	806,488

Dryden Senior Loan Fund

Series 2018-55A, Class D, 5.447%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	961,215

Enterprise Fleet Financing, LLC

Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,208	1,206,487

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	980	1,024,815

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	1,633	1,639,950

Hardee’s Funding, LLC

Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	973	993,601

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(1)	620	619,076

Horizon Aircraft Finance I, Ltd.

Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,394	3,521,601

Invitation Homes Trust

Series 2017-SFR2, Class C, 3.844%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	461	462,257

Series 2018-SFR2, Class A, 3.294%, (1 mo. USD LIBOR + 0.90%), 6/17/37(1)(2)	5,180	5,177,103

Jack In The Box Funding, LLC

Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)(8)	1,110	1,110,000

MelTel Land Funding, LLC

Series 2019-1A, Class B, 4.701%, 4/15/49(1)	960	990,491

Mercedes-Benz Auto Receivables Trust

Series 2016-1, Class A3, 1.26%, 2/16/21	358	356,461

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

OneMain Financial Issuance Trust

Series 2015-1A, Class B, 3.85%, 3/18/26(1)	$711	$713,260

Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,921,596

OSCAR US Funding X, LLC

Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,740	1,740,665

Planet Fitness Master Issuer, LLC

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	2,064	2,131,821

Prosper Marketplace Issuance Trust

Series 2017-2A, Class B, 3.48%, 9/15/23(1)	135	134,784

Series 2017-3A, Class B, 3.36%, 11/15/23(1)	2,405	2,405,522

Series 2018-1A, Class A, 3.11%, 6/17/24(1)	262	261,981

Series 2018-1A, Class B, 3.90%, 6/17/24(1)	600	602,862

Series 2018-2A, Class A, 3.35%, 10/15/24(1)	1,890	1,897,199

Purchasing Power Funding, LLC

Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	5,013,562

Sierra Timeshare Receivables Funding, LLC

Series 2015-1A, Class B, 3.05%, 3/22/32(1)	98	97,952

Skopos Auto Receivables Trust

Series 2018-1A, Class A, 3.19%, 9/15/21(1)	990	991,002

SoFi Professional Loan Program, LLC

Series 2014-B, Class A2, 2.55%, 8/27/29(1)	269	268,403

SpringCastle Funding Asset-Backed Notes

Series 2019-AA, Class A, 3.20%, 5/27/36(1)	2,765	2,798,538

Springleaf Funding Trust

Series 2016-AA, Class A, 2.90%, 11/15/29(1)	1,169	1,170,094

Stack Infrastructure Issuer, LLC

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	5,237	5,457,133

Start, Ltd.

Series 2019-1, Class B, 5.095%, 3/15/44(1)	1,684	1,694,087

TCF Auto Receivables Owner Trust

Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	433	431,935

Tesla Auto Lease Trust

Series 2018-A, Class A, 2.32%, 12/20/19(1)	252	251,947

Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,161	1,178,114

Thunderbolt Aircraft Lease, Ltd.

Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	1,515	1,566,532

Towd Point Asset Trust

Series 2018-SL1, Class A, 3.004%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	5,749	5,674,124

Upland CLO, Ltd.

Series 2016-1A, Class CR, 5.492%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	958,682

Vantage Data Centers Issuer, LLC

Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,365	1,403,169

Verizon Owner Trust

Series 2016-1A, Class A, 1.42%, 1/20/21(1)	90	90,388

Security	Principal Amount (000’s omitted)	Value

Veros Automobile Receivables Trust

Series 2018-1, Class A, 3.63%, 5/15/23(1)	$2,743	$2,751,984

Voya CLO, Ltd.

Series 2018-2A, Class B1, 4.147%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	985,564

Wheels SPV, LLC

Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	597	595,921

World Omni Automobile Lease Securitization Trust

Series 2017-A, Class A3, 2.13%, 4/15/20	763	762,748

Total Asset-Backed Securities (identified cost $91,228,697)		$91,824,615

U.S. Treasury Obligations — 20.1%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.00%, 2/15/48	$886	$969,339

U.S. Treasury Bond, 3.00%, 2/15/49	3,480	3,817,261

U.S. Treasury Bond, 3.125%, 5/15/48	3,220	3,608,916

U.S. Treasury Bond, 3.375%, 11/15/48	2,070	2,433,430

U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(9)	17,968	18,731,072

U.S. Treasury Note, 1.00%, 8/31/19	2,660	2,654,388

U.S. Treasury Note, 1.625%, 8/31/19	7,000	6,992,401

U.S. Treasury Note, 2.125%, 3/31/24	4,695	4,772,067

U.S. Treasury Note, 2.25%, 3/31/21	40,595	40,906,699

U.S. Treasury Note, 2.375%, 2/29/24	1	1,028

U.S. Treasury Note, 2.375%, 5/15/29	296	305,753

U.S. Treasury Note, 2.50%, 2/15/22	7,500	7,645,898

U.S. Treasury Note, 2.50%, 1/31/24	859	886,694

U.S. Treasury Note, 2.625%, 12/31/25	562	588,333

U.S. Treasury Note, 2.625%, 2/15/29	10,476	11,042,563

U.S. Treasury Note, 2.875%, 9/30/23	2,410	2,520,521

U.S. Treasury Note, 2.875%, 5/15/28	457	490,490

Total U.S. Treasury Obligations (identified cost $105,260,418)		$108,366,853

Senior Floating-Rate Loans — 2.5%(10)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

DTZ U.S. Borrower, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$1,241	$1,238,603

		$1,238,603

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.3%

Change Healthcare Holdings, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 3/1/24	$1,064	$1,057,019

First Data Corporation, Term Loan, 4.404%, (1 mo. USD LIBOR + 2.00%), 7/8/22	769	769,373

		$1,826,392

Cable and Satellite Television — 0.3%

UPC Financing Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 1/15/26	$833	$832,734

Ziggo Secured Finance Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000	981,319

		$1,814,053

Cosmetics / Toiletries — 0.0%(11)

Prestige Brands, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$179	$178,342

		$178,342

Drugs — 0.4%

Jaguar Holding Company II, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,856	$1,846,888

		$1,846,888

Electronics / Electrical — 0.6%

Go Daddy Operating Company, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 2/15/24	$180	$180,390

Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 2/1/22	1,864	1,859,827

MA FinanceCo., LLC, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	78	76,524

Seattle Spinco, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	526	516,783

SolarWinds Holdings, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 2/5/24	289	287,333

		$2,920,857

Equipment Leasing — 0.2%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.133%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$1,138	$1,138,042

		$1,138,042

Food / Drug Retailers — 0.1%

Albertsons, LLC, Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 11/17/25	$665	$663,009

		$663,009

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment — 0.0%(11)

Rexnord, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/21/24	$172	$172,223

		$172,223

Leisure Goods / Activities / Movies — 0.1%

Bombardier Recreational Products, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 5/23/25	$249	$245,638

		$245,638

Lodging and Casinos — 0.1%

ESH Hospitality, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/30/23	$249	$248,309

		$248,309

Telecommunications — 0.2%

Level 3 Financing, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/22/24	$370	$367,418

Sprint Communications, Inc., Term Loan, 4.938%, (1 mo. USD LIBOR + 2.50%), 2/2/24	841	830,174

		$1,197,592

Total Senior Floating-Rate Loans (identified cost $13,532,968)		$13,489,948

Short-Term Investments — 6.5%

Commercial Paper — 3.6%
Security	Principal Amount (000’s omitted)	Value

Ford Motor Credit Co., 3.414%, 8/1/19(1)(12)	$1,500	$1,495,699

Marriott International, Inc., 2.589%, 7/22/19(1)(12)	10,000	9,983,153

Sherwin-Williams Co., 2.756%, 7/22/19(1)(12)	8,000	7,987,350

Total Commercial Paper (identified cost $19,468,174)		$19,466,202

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Other — 2.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(13)	15,867,556	$15,867,556

Total Other (identified cost $15,867,556)		$15,867,556

Total Short-Term Investments (identified cost $35,335,730)		$35,333,758

Total Investments — 101.4% (identified cost $537,767,456)		$547,499,586

Other Assets, Less Liabilities — (1.4)%		$(7,555,296)

Net Assets — 100.0%		$539,944,290

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $157,051,205 or 29.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at June 30, 2019.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.

(7)	Step coupon security. Interest rate represents the rate in effect at June 30, 2019.

(8)	When-issued security.

(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Amount is less than 0.05%.

(12)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2019, the aggregate value of these securities is $19,466,202, representing 3.6% of the Portfolio’s net assets.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	118	Long	9/30/19	$25,391,204	$126,117

U.S. 5-Year Treasury Note	31	Short	9/30/19	(3,662,844)	(41,704)

U.S. Long Treasury Bond	28	Long	9/19/19	4,356,625	98,818

U.S. Ultra 10-Year Treasury Note	92	Short	9/19/19	(12,707,500)	(259,602)

U.S. Ultra-Long Treasury Bond	216	Long	9/19/19	38,353,500	951,420

					$875,049

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

Currency Abbreviations:

USD	–	United States Dollar

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $521,899,900)	$531,632,030

Affiliated investment, at value (identified cost, $15,867,556)	15,867,556

Cash	55,217

Deposits for derivatives collateral — financial futures contracts	767,458

Interest receivable	3,025,758

Dividends receivable from affiliated investment	15,967

Receivable for investments sold	170,739

Receivable from affiliate	3,512

Total assets	$551,538,237

Liabilities

Payable for investments purchased	$10,132,759

Payable for when-issued securities	1,110,000

Payable for variation margin on open financial futures contracts	45,585

Payable to affiliates:

Investment adviser fee	197,502

Trustees’ fees	7,235

Accrued expenses	100,866

Total liabilities	$11,593,947

Net Assets applicable to investors’ interest in Portfolio	$539,944,290

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Interest	$8,920,107

Dividends from affiliated investment	80,681

Total investment income	$9,000,788

Expenses

Investment adviser fee	$1,130,472

Trustees’ fees and expenses	16,325

Custodian fee	75,214

Legal and accounting services	45,037

Miscellaneous	6,395

Total expenses	$1,273,443

Deduct —

Allocation of expenses to affiliate	$42,473

Total expense reductions	$42,473

Net expenses	$1,230,970

Net investment income	$7,769,818

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,357,901

Investment transactions — affiliated investment	(1,380)

Financial futures contracts	4,532,943

Net realized gain	$5,889,464

Change in unrealized appreciation (depreciation) —

Investments	$19,957,935

Investments — affiliated investment	(85)

Financial futures contracts	(1,153,442)

Net change in unrealized appreciation (depreciation)	$18,804,408

Net realized and unrealized gain	$24,693,872

Net increase in net assets from operations	$32,463,690

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$7,769,818	$14,523,505

Net realized gain (loss)	5,889,464	(7,137,519)

Net change in unrealized appreciation (depreciation)	18,804,408	(8,981,258)

Net increase (decrease) in net assets from operations	$32,463,690	$(1,595,272)

Capital transactions —

Contributions	$67,337,576	$86,298,166

Withdrawals	(65,872,800)	(58,051,164)

Net increase in net assets from capital transactions	$1,464,776	$28,247,002

Net increase in net assets	$33,928,466	$26,651,730

Net Assets

At beginning of period	$506,015,824	$479,364,094

At end of period	$539,944,290	$506,015,824

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2018	2017	2016		2015		2014

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	0.49	%(3)	0.49%	0.49%	0.50%		0.50%		0.50%

Net investment income	3.09	%(3)	2.98%	2.46%	2.01%		2.00%		2.47%

Portfolio Turnover	48	%(4)	65%	123%	132	%(5)	159	%(5)	134	%(5)

Total Return(2)	6.67	%(4)	(0.50)%	4.48%	2.73%		0.04%		5.27%

Net assets, end of period (000’s omitted)	$539,944		$506,016	$479,364	$484,256		$342,684		$214,538

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.01%, 0.01%, 0.02% and 0.03% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

(5)	Includes the effect of To Be Announced (TBA) transactions.

24	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2019, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 65.9% and 34.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

25

Core Bond Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2019, the Portfolio’s investment adviser fee amounted to $1,130,472 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $42,473 of the Portfolio’s operating expenses for the six months ended June 30, 2019. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$80,720,593	$127,107,867

U.S. Government and Agency Securities	154,401,591	119,881,007

	$235,122,184	$246,988,874

26

Core Bond Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$538,432,595

Gross unrealized appreciation	$11,871,370

Gross unrealized depreciation	(1,929,330)

Net unrealized appreciation	$9,942,040

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2019 is included in the Portfolio of Investments. At June 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$1,176,355	$(301,306)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$4,532,943	$(1,153,442)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$72,605,000	$14,827,000

27

Core Bond Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$168,087,197	$—	$168,087,197

Agency Mortgage-Backed Securities	—	57,381,830	—	57,381,830

Collateralized Mortgage Obligations	—	26,614,431	—	26,614,431

Commercial Mortgage-Backed Securities	—	46,400,954	—	46,400,954

Asset-Backed Securities	—	91,824,615	—	91,824,615

U.S. Treasury Obligations	—	108,366,853	—	108,366,853

Senior Floating-Rate Loans	—	13,489,948	—	13,489,948

Short-Term Investments —

Commercial Paper	—	19,466,202	—	19,466,202

Other	—	15,867,556	—	15,867,556

Total Investments	$—	$547,499,586	$—	$547,499,586

Futures Contracts	$1,176,355	$—	$—	$1,176,355

Total	$1,176,355	$547,499,586	$—	$548,675,941

Liability Description

Futures Contracts	$(301,306)	$—	$—	$(301,306)

Total	$(301,306)	$—	$—	$(301,306)

28

Eaton Vance

Core Bond Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

29

Eaton Vance

Core Bond Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

30

Eaton Vance

Core Bond Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Core Bond Fund

June 30, 2019

Officers and Trustees

Officers of Eaton Vance Core Bond Fund and Core Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.19

Eaton Vance

Dividend Builder Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Dividend Builder Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Dividend Builder Fund

June 30, 2019

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	17.51%	10.09%	8.98%	12.11%
Class A with 5.75% Maximum Sales Charge	—	—	10.78	3.75	7.69	11.45
Class C at NAV	11/01/1993	12/18/1981	17.10	9.24	8.17	11.27
Class C with 1% Maximum Sales Charge	—	—	16.10	8.24	8.17	11.27
Class I at NAV	06/20/2005	12/18/1981	17.67	10.38	9.26	12.39
S&P 500® Index	—	—	18.54%	10.42%	10.71%	14.69%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.02%	1.77%	0.77%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Microsoft Corp.	4.8%

Apple, Inc.	3.4

Verizon Communications, Inc.	2.6

Exxon Mobil Corp.	2.3

Johnson & Johnson	2.3

Visa, Inc., Class A	2.1

JPMorgan Chase & Co.	2.0

Home Depot, Inc. (The)	2.0

AbbVie, Inc.	2.0

UnitedHealth Group, Inc.	1.9

Total	25.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Dividend Builder Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,175.10	$5.50	1.02%
Class C	$1,000.00	$1,171.00	$9.53	1.77%
Class I	$1,000.00	$1,176.70	$4.16	0.77%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.11	1.02%
Class C	$1,000.00	$1,016.00	$8.85	1.77%
Class I	$1,000.00	$1,021.00	$3.86	0.77%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018.

4

Eaton Vance

Dividend Builder Fund

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value

Aerospace & Defense — 4.7%

Boeing Co. (The)	24,000	$8,736,240

L3Harris Technologies, Inc.	85,600	16,189,528

Lockheed Martin Corp.	46,300	16,831,902

		$41,757,670

Banks — 3.9%

Bank of America Corp.	558,400	$16,193,600

JPMorgan Chase & Co.	163,800	18,312,840

		$34,506,440

Beverages — 3.6%

Coca-Cola Co. (The)	320,700	$16,330,044

PepsiCo, Inc.	118,900	15,591,357

		$31,921,401

Biotechnology — 2.9%

AbbVie, Inc.	245,700	$17,867,304

Gilead Sciences, Inc.	115,400	7,796,424

		$25,663,728

Building Products — 0.5%

A.O. Smith Corp.	102,100	$4,815,036

		$4,815,036

Capital Markets — 3.3%

CME Group, Inc.	77,000	$14,946,470

S&P Global, Inc.	50,600	11,526,174

Tradeweb Markets, Inc., Class A	71,789	3,145,076

		$29,617,720

Chemicals — 2.3%

Dow, Inc.(1)	280,833	$13,847,875

Valvoline, Inc.	345,900	6,755,427

		$20,603,302

Communications Equipment — 1.0%

Cisco Systems, Inc.	162,800	$8,910,044

		$8,910,044

Consumer Finance — 1.0%

Navient Corp.	662,900	$9,048,585

		$9,048,585

Security	Shares	Value

Diversified Telecommunication Services — 3.9%

AT&T, Inc.	356,600	$11,949,666

Verizon Communications, Inc.	409,680	23,405,018

		$35,354,684

Electric Utilities — 5.0%

Duke Energy Corp.	140,000	$12,353,600

Edison International	224,800	15,153,768

Evergy, Inc.	113,497	6,826,845

PPL Corp.	330,600	10,251,906

		$44,586,119

Electrical Equipment — 1.2%

Emerson Electric Co.	157,300	$10,495,056

		$10,495,056

Electronic Equipment, Instruments & Components — 1.0%

FLIR Systems, Inc.	174,400	$9,435,040

		$9,435,040

Entertainment — 1.5%

Walt Disney Co. (The)	97,900	$13,670,756

		$13,670,756

Equity Real Estate Investment Trusts (REITs) — 4.3%

AvalonBay Communities, Inc.	55,300	$11,235,854

Mid-America Apartment Communities, Inc.	76,600	9,020,416

National Retail Properties, Inc.	171,600	9,096,516

Simon Property Group, Inc.	57,500	9,186,200

		$38,538,986

Food Products — 1.1%

Conagra Brands, Inc.	356,500	$9,454,380

		$9,454,380

Health Care Equipment & Supplies — 3.9%

Baxter International, Inc.	128,500	$10,524,150

Danaher Corp.	105,500	15,078,060

Medtronic PLC	99,900	9,729,261

		$35,331,471

Health Care Providers & Services — 3.0%

Anthem, Inc.	32,400	$9,143,604

UnitedHealth Group, Inc.	71,100	17,349,111

		$26,492,715

5	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.4%

Starbucks Corp.	152,800	$12,809,224

		$12,809,224

Household Products — 1.7%

Procter & Gamble Co. (The)	140,100	$15,361,965

		$15,361,965

Independent Power and Renewable Electricity Producers — 1.1%

NextEra Energy Partners, L.P.	201,800	$9,736,850

		$9,736,850

Insurance — 4.5%

Chubb, Ltd.	92,200	$13,580,138

First American Financial Corp.	210,000	11,277,000

Progressive Corp. (The)	189,000	15,106,770

		$39,963,908

Interactive Media & Services — 4.1%

Alphabet, Inc., Class A(1)	9,300	$10,070,040

Alphabet, Inc., Class C(1)	11,414	12,337,507

Facebook, Inc., Class A(1)	74,900	14,455,700

		$36,863,247

Internet & Direct Marketing Retail — 1.8%

Amazon.com, Inc.(1)	8,300	$15,717,129

		$15,717,129

IT Services — 5.3%

Cognizant Technology Solutions Corp., Class A	246,300	$15,612,957

Fidelity National Information Services, Inc.	105,100	12,893,668

Visa, Inc., Class A	110,200	19,125,210

		$47,631,835

Machinery — 0.6%

Stanley Black & Decker, Inc.	36,700	$5,307,187

		$5,307,187

Oil, Gas & Consumable Fuels — 5.0%

BP PLC	1,218,600	$8,489,694

ConocoPhillips	95,900	5,849,900

Exxon Mobil Corp.	272,000	20,843,360

Phillips 66	103,500	9,681,390

		$44,864,344

Security	Shares	Value

Pharmaceuticals — 6.0%

AstraZeneca PLC ADR	217,000	$8,957,760

Eli Lilly & Co.	69,800	7,733,142

GlaxoSmithKline PLC ADR	221,900	8,880,438

Johnson & Johnson	144,800	20,167,744

Merck & Co., Inc.	94,600	7,932,210

		$53,671,294

Professional Services — 1.1%

IHS Markit, Ltd.(1)	152,100	$9,691,812

		$9,691,812

Semiconductors & Semiconductor Equipment — 4.7%

Broadcom, Inc.	53,800	$15,486,868

QUALCOMM, Inc.	174,000	13,236,180

Texas Instruments, Inc.	116,000	13,312,160

		$42,035,208

Software — 4.8%

Microsoft Corp.	319,767	$42,835,987

		$42,835,987

Specialty Retail — 4.2%

Best Buy Co., Inc.	109,000	$7,600,570

Home Depot, Inc. (The)	86,400	17,968,608

Lowe’s Cos., Inc.	119,500	12,058,745

		$37,627,923

Technology Hardware, Storage & Peripherals — 3.4%

Apple, Inc.	155,237	$30,724,507

		$30,724,507

Textiles, Apparel & Luxury Goods — 1.3%

Gildan Activewear, Inc.	305,400	$11,812,872

		$11,812,872

Tobacco — 0.8%

Philip Morris International, Inc.	91,435	$7,180,391

		$7,180,391

Total Common Stocks (identified cost $744,132,704)		$894,038,816

6	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.0%(2)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(3)	49,957	$49,957

Total Short-Term Investments (identified cost $49,957)		$49,957

Total Investments — 99.9% (identified cost $744,182,661)		$894,088,773

Other Assets, Less Liabilities — 0.1%		$584,599

Net Assets — 100.0%		$894,673,372

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $744,132,704)	$894,038,816

Affiliated investment, at value (identified cost, $49,957)	49,957

Dividends receivable	911,967

Dividends receivable from affiliated investment	2,363

Receivable for investments sold	29,138,632

Receivable for Fund shares sold	336,153

Tax reclaims receivable	748,098

Total assets	$925,225,986

Liabilities

Demand note payable	$700,000

Payable for investments purchased	27,641,846

Payable for Fund shares redeemed	1,306,502

Payable to affiliates:

Investment adviser fee	464,133

Distribution and service fees	188,161

Trustees’ fees	11,543

Accrued expenses	240,429

Total liabilities	$30,552,614

Net Assets	$894,673,372

Sources of Net Assets

Paid-in capital	$731,553,683

Distributable earnings	163,119,689

Total	$894,673,372

Class A Shares

Net Assets	$663,005,473

Shares Outstanding	45,533,868

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.56

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$15.45

Class C Shares

Net Assets	$65,007,089

Shares Outstanding	4,436,818

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$14.65

Class I Shares

Net Assets	$166,660,810

Shares Outstanding	11,456,164

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.55

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends (net of foreign taxes, $28,550)	$11,543,943

Dividends from affiliated investment	13,558

Securities lending income, net	48,976

Total investment income	$11,606,477

Expenses

Investment adviser fee	$2,765,393

Distribution and service fees

Class A	788,966

Class C	372,208

Trustees’ fees and expenses	24,373

Custodian fee	102,533

Transfer and dividend disbursing agent fees	296,612

Legal and accounting services	43,830

Printing and postage	32,933

Registration fees	20,821

Miscellaneous	30,751

Total expenses	$4,478,420

Net investment income	$7,128,057

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$11,559,108

Investment transactions — affiliated investment	182

Foreign currency transactions	(8,256)

Net realized gain	$11,551,034

Change in unrealized appreciation (depreciation) —

Investments	$120,344,838

Investments — affiliated investment	(122)

Foreign currency	12,344

Net change in unrealized appreciation (depreciation)	$120,357,060

Net realized and unrealized gain	$131,908,094

Net increase in net assets from operations	$139,036,151

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$7,128,057	$15,129,134

Net realized gain	11,551,034	61,838,152

Net change in unrealized appreciation (depreciation)	120,357,060	(121,209,521)

Net increase (decrease) in net assets from operations	$139,036,151	$(44,242,235)

Distributions to shareholders —

Class A	$(6,068,832)	$(57,837,835)

Class C	(429,464)	(10,520,298)

Class I	(1,734,970)	(15,180,599)

Total distributions to shareholders	$(8,233,266)	$(83,538,732)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$9,021,707	$33,642,047

Class C	1,575,728	7,151,055

Class I	14,032,181	39,331,886

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	5,208,072	49,523,310

Class C	387,007	9,745,958

Class I	1,578,693	13,846,361

Cost of shares redeemed

Class A	(50,446,673)	(110,827,967)

Class C	(10,506,983)	(41,604,558)

Class I	(19,031,917)	(49,296,866)

Net asset value of shares converted

Class A	46,191,935	—

Class C	(46,191,935)	—

Net decrease in net assets from Fund share transactions	$(48,182,185)	$(48,488,774)

Net increase (decrease) in net assets	$82,620,700	$(176,269,741)

Net Assets

At beginning of period	$812,052,672	$988,322,413

At end of period	$894,673,372	$812,052,672

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2019

Financial Highlights

	Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value — Beginning of period	$12.510		$14.550		$13.510	$13.110	$14.190	$13.430

Income (Loss) From Operations

Net investment income(1)	$0.115		$0.242		$0.282	$0.278	$0.238	$0.269

Net realized and unrealized gain (loss)	2.067		(0.942)		2.212	0.907	0.178	1.269

Total income (loss) from operations	$2.182		$(0.700)		$2.494	$1.185	$0.416	$1.538

Less Distributions

From net investment income	$(0.132)		$(0.264)		$(0.264)	$(0.264)	$(0.236)	$(0.195)

From net realized gain	—		(1.076)		(1.190)	(0.521)	(1.260)	(0.583)

Total distributions	$(0.132)		$(1.340)		$(1.454)	$(0.785)	$(1.496)	$(0.778)

Net asset value — End of period	$14.560		$12.510		$14.550	$13.510	$13.110	$14.190

Total Return(2)	17.51	%(3)	(5.40)%		18.89%	9.21%	2.91%	11.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$663,005		$558,487		$674,421	$685,372	$711,199	$758,216

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.02	%(6)	1.02%		1.03%	1.04%	1.04%	1.05%

Net investment income	1.67	%(6)	1.66%		1.98%	2.09%	1.67%	1.92%

Portfolio Turnover of the Portfolio(7)	—		37	%(3)	86%	97%	99%	93%

Portfolio Turnover of the Fund	32	%(3)	41	%(3)(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.

11	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value — Beginning of period	$12.580		$14.620		$13.580	$13.160	$14.250	$13.480

Income (Loss) From Operations

Net investment income(1)	$0.059		$0.133		$0.177	$0.179	$0.132	$0.163

Net realized and unrealized gain (loss)	2.087		(0.945)		2.209	0.926	0.167	1.278

Total income (loss) from operations	$2.146		$(0.812)		$2.386	$1.105	$0.299	$1.441

Less Distributions

From net investment income	$(0.076)		$(0.152)		$(0.156)	$(0.164)	$(0.129)	$(0.088)

From net realized gain	—		(1.076)		(1.190)	(0.521)	(1.260)	(0.583)

Total distributions	$(0.076)		$(1.228)		$(1.346)	$(0.685)	$(1.389)	$(0.671)

Net asset value — End of period	$14.650		$12.580		$14.620	$13.580	$13.160	$14.250

Total Return(2)	17.10	%(3)	(6.09)%		17.89%	8.51%	2.05%	10.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,007		$107,495		$149,298	$163,138	$165,915	$175,086

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.77	%(6)	1.77%		1.78%	1.79%	1.79%	1.80%

Net investment income	0.86	%(6)	0.91%		1.24%	1.34%	0.92%	1.16%

Portfolio Turnover of the Portfolio(7)	—		37	%(3)	86%	97%	99%	93%

Portfolio Turnover of the Fund	32	%(3)	41	%(3)(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.

12	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017	2016	2015	2014

Net asset value — Beginning of period	$12.500		$14.530		$13.500	$13.100	$14.180	$13.430

Income (Loss) From Operations

Net investment income(1)	$0.131		$0.279		$0.316	$0.312	$0.274	$0.296

Net realized and unrealized gain (loss)	2.068		(0.932)		2.204	0.906	0.178	1.268

Total income (loss) from operations	$2.199		$(0.653)		$2.520	$1.218	$0.452	$1.564

Less Distributions

From net investment income	$(0.149)		$(0.301)		$(0.300)	$(0.297)	$(0.272)	$(0.231)

From net realized gain	—		(1.076)		(1.190)	(0.521)	(1.260)	(0.583)

Total distributions	$(0.149)		$(1.377)		$(1.490)	$(0.818)	$(1.532)	$(0.814)

Net asset value — End of period	$14.550		$12.500		$14.530	$13.500	$13.100	$14.180

Total Return(2)	17.67	%(3)	(5.10)%		19.12%	9.49%	3.10%	12.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$166,661		$146,070		$164,604	$113,726	$107,963	$103,942

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.77	%(6)	0.77%		0.78%	0.79%	0.79%	0.80%

Net investment income	1.91	%(6)	1.92%		2.22%	2.35%	1.92%	2.10%

Portfolio Turnover of the Portfolio(7)	—		37	%(3)	86%	97%	99%	93%

Portfolio Turnover of the Fund	32	%(3)	41	%(3)(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.

13	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Effective January 25, 2019, Class C shares generally will automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

14

Eaton Vance

Dividend Builder Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2018, the Fund had a net capital loss of $2,313,876 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$745,451,335

Gross unrealized appreciation	$158,287,459

Gross unrealized depreciation	(9,650,021)

Net unrealized appreciation	$148,637,438

15

Eaton Vance

Dividend Builder Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. For the six months ended June 30, 2019, the investment adviser fee amounted to $2,765,393 or 0.64% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $53,015 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,375 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $788,966 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $279,156 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2019 amounted to $93,052 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2019, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $279,709,287 and $323,880,167, respectively, for the six months ended June 30, 2019.

16

Eaton Vance

Dividend Builder Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	658,979	2,359,977

Issued to shareholders electing to receive payments of distributions in Fund shares	379,279	3,615,097

Redemptions	(3,645,566)	(7,693,976)

Converted from Class C shares	3,498,223	—

Net increase (decrease)	890,915	(1,718,902)

Class C	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	114,387	497,780

Issued to shareholders electing to receive payments of distributions in Fund shares	28,320	710,355

Redemptions	(771,890)	(2,875,129)

Converted to Class A shares	(3,477,377)	—

Net decrease	(4,106,560)	(1,666,994)

Class I	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	1,025,245	2,739,086

Issued to shareholders electing to receive payments of distributions in Fund shares	115,082	1,010,772

Redemptions	(1,370,784)	(3,388,128)

Net increase (decrease)	(230,457)	361,730

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2019, the Fund had a balance outstanding pursuant to this line of credit of $700,000 at an interest rate of 3.38%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2019. The Fund’s average borrowings or allocated fees during the six months ended June 30, 2019, were not significant.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and

17

Eaton Vance

Dividend Builder Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2019, the Fund had no securities on loan.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

Dividend Builder Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$85,888,687	$—		$—	$85,888,687

Consumer Discretionary	77,967,148	—		—	77,967,148

Consumer Staples	63,918,137	—		—	63,918,137

Energy	36,374,650	8,489,694		—	44,864,344

Financials	113,136,653	—		—	113,136,653

Health Care	141,159,208	—		—	141,159,208

Industrials	72,066,761	—		—	72,066,761

Information Technology	181,572,621	—		—	181,572,621

Materials	20,603,302	—		—	20,603,302

Real Estate	38,538,986	—		—	38,538,986

Utilities	54,322,969	—		—	54,322,969

Total Common Stocks	$885,549,122	$8,489,694	*	$—	$894,038,816

Short-Term Investments	$—	$49,957		$—	$49,957

Total Investments	$885,549,122	$8,539,651		$—	$894,088,773

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

19

Eaton Vance

Dividend Builder Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

20

Eaton Vance

Dividend Builder Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Dividend Builder Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

21

Eaton Vance

Dividend Builder Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Dividend Builder Fund

June 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7697    6.30.19

Eaton Vance

Greater India Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Greater India Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Greater India Fund

June 30, 2019

Performance1,2

Portfolio Manager Hiren Dasani, CFA, of Goldman Sachs Asset Management, L.P. (GSAM)

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	5.87%	1.76%	7.67%	7.13%
Class A with 5.75% Maximum Sales Charge	—	—	–0.21	–4.08	6.41	6.50
Class B at NAV	05/02/1994	05/02/1994	5.50	1.02	6.92	6.41
Class B with 5% Maximum Sales Charge	—	—	0.50	–3.97	6.62	6.41
Class C at NAV	07/07/2006	05/02/1994	5.50	1.03	6.92	6.41
Class C with 1% Maximum Sales Charge	—	—	4.50	0.03	6.92	6.41
Class I at NAV	10/01/2009	05/02/1994	5.99	2.04	7.99	7.46
MSCI India Index	—	—	7.70%	7.94%	5.43%	6.53%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.62%	2.32%	2.32%	1.32%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Infosys, Ltd.	9.2%

Reliance Industries, Ltd.	6.9

Axis Bank, Ltd.	6.5

Maruti Suzuki India, Ltd.	5.1

ICICI Bank, Ltd.	5.0

Housing Development Finance Corp., Ltd.	5.0

HDFC Bank, Ltd.	4.3

Bajaj Finance, Ltd.	4.0

Info Edge India, Ltd.	2.7

UltraTech Cement, Ltd.	2.3

Total	51.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective September 15, 2016, Goldman Sachs Asset Management International (GSAM beginning October 19, 2017) began sub-advising the Fund. Performance prior to September 15, 2016, reflects the Fund’s performance under a former sub-adviser.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater India Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,058.70	$8.42	1.65%
Class B	$1,000.00	$1,055.00	$12.02	2.36%
Class C	$1,000.00	$1,055.00	$12.02	2.36%
Class I	$1,000.00	$1,059.90	$6.90	1.35%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.60	$8.25	1.65%
Class B	$1,000.00	$1,013.10	$11.78	2.36%
Class C	$1,000.00	$1,013.10	$11.78	2.36%
Class I	$1,000.00	$1,018.10	$6.76	1.35%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Greater India Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Investment in Greater India Portfolio, at value (identified cost, $165,341,956)	$218,911,187

Receivable for Fund shares sold	34,889

Total assets	$218,946,076

Liabilities

Payable for Fund shares redeemed	$178,697

Payable to affiliates:

Administration fee	27,014

Distribution and service fees	52,606

Trustees’ fees	125

Accrued expenses	64,641

Total liabilities	$323,083

Net Assets	$218,622,993

Sources of Net Assets

Paid-in capital	$166,129,084

Distributable earnings	52,493,909

Total	$218,622,993

Class A Shares

Net Assets	$164,588,651

Shares Outstanding	4,855,331

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$33.90

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$35.97

Class B Shares

Net Assets	$322,693

Shares Outstanding	10,990

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$29.36

Class C Shares

Net Assets	$14,045,885

Shares Outstanding	482,040

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$29.14

Class I Shares

Net Assets	$39,665,764

Shares Outstanding	1,143,274

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$34.69

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends allocated from Portfolio	$858,008

Interest allocated from Portfolio	35,744

Expenses allocated from Portfolio	(1,074,476)

Total investment loss from Portfolio	$(180,724)

Expenses

Administration fee	$159,606

Distribution and service fees

Class A	239,520

Class B	2,315

Class C	75,403

Trustees’ fees and expenses	250

Custodian fee	15,118

Transfer and dividend disbursing agent fees	119,574

Legal and accounting services	14,940

Printing and postage	21,778

Registration fees	26,913

Miscellaneous	6,803

Total expenses	$682,220

Net investment loss	$(862,944)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(269,668)

Financial futures contracts	263,931

Foreign currency transactions	(21,523)

Net realized loss	$(27,260)

Change in unrealized appreciation (depreciation) —

Investments	$13,297,694

Financial futures contracts	(140,964)

Foreign currency	(2,359)

Net change in unrealized appreciation (depreciation)	$13,154,371

Net realized and unrealized gain	$13,127,111

Net increase in net assets from operations	$12,264,167

6	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment loss	$(862,944)	$(1,121,824)

Net realized gain (loss)	(27,260)	10,201,255

Net change in unrealized appreciation (depreciation)	13,154,371	(41,771,783)

Net increase (decrease) in net assets from operations	$12,264,167	$(32,692,352)

Distributions to shareholders —

Class A	$—	$(1,884,637)

Class B	—	(13,568)

Class C	—	(325,992)

Class I	—	(459,954)

Total distributions to shareholders	$—	$(2,684,151)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$3,876,193	$11,152,692

Class B	—	5,913

Class C	756,396	1,727,576

Class I	12,093,455	13,797,287

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	1,696,856

Class B	—	12,588

Class C	—	299,083

Class I	—	368,069

Cost of shares redeemed

Class A	(9,652,695)	(28,089,646)

Class B	(49,848)	(182,325)

Class C	(1,427,496)	(6,291,868)

Class I	(12,040,432)	(19,199,899)

Net asset value of shares converted

Class A	8,061,998	1,085,292

Class B	(266,441)	(1,085,292)

Class C	(7,795,557)	—

Net decrease in net assets from Fund share transactions	$(6,444,427)	$(24,703,674)

Net increase (decrease) in net assets	$5,819,740	$(60,080,177)

Net Assets

At beginning of period	$212,803,253	$272,883,430

At end of period	$218,622,993	$212,803,253

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2019

Financial Highlights

	Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015		2014

Net asset value — Beginning of period	$32.020		$36.830	$26.300	$25.770		$27.310		$19.980

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.132)		$(0.150)	$0.016	$(0.200)		$(0.245)		$(0.116)

Net realized and unrealized gain (loss)	2.012		(4.284)	11.737	0.878		(1.090)		7.956

Total income (loss) from operations	$1.880		$(4.434)	$11.753	$0.678		$(1.335)		$7.840

Less Distributions

From net investment income	$—		$(0.376)	$(1.223)	$(0.148)		$(0.205)		$(0.510)

Total distributions	$—		$(0.376)	$(1.223)	$(0.148)		$(0.205)		$(0.510)

Net asset value — End of period	$33.900		$32.020	$36.830	$26.300		$25.770		$27.310

Total Return(2)	5.87	%(3)	(12.13)%	44.80%	2.64	%(4)	(4.96	)%(4)	39.28	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$164,589		$152,967	$192,016	$149,950		$172,386		$195,146

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.65	%(7)	1.62%	1.68%	1.88	%(4)	1.88	%(4)	1.88	%(4)

Net investment income (loss)	(0.81	)%(7)	(0.44)%	0.05%	(0.75)%		(0.88)%		(0.48)%

Portfolio Turnover of the Portfolio	12	%(3)	29%	25%	91%		30%		22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.04% of average daily net assets for the years ended December 31, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2019

Financial Highlights — continued

	Class B

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015		2014

Net asset value — Beginning of period	$27.840		$32.300	$23.090	$22.650		$24.190		$17.680

Income (Loss) From Operations

Net investment loss(1)	$(0.227)		$(0.349)	$(0.171)	$(0.334)		$(0.401)		$(0.261)

Net realized and unrealized gain (loss)	1.747		(3.735)	10.267	0.774		(0.938)		7.024

Total income (loss) from operations	$1.520		$(4.084)	$10.096	$0.440		$(1.339)		$6.763

Less Distributions

From net investment income	$—		$(0.376)	$(0.886)	$—		$(0.201)		$(0.253)

Total distributions	$—		$(0.376)	$(0.886)	$—		$(0.201)		$(0.253)

Net asset value — End of period	$29.360		$27.840	$32.300	$23.090		$22.650		$24.190

Total Return(2)	5.50	%(3)	(12.76)%	43.78%	1.94	%(4)	(5.62	)%(4)	38.27	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$323		$616	$2,078	$3,120		$6,970		$16,502

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	2.36	%(7)	2.32%	2.38%	2.58	%(4)	2.58	%(4)	2.58	%(4)

Net investment loss	(1.61	)%(7)	(1.17)%	(0.60)%	(1.45)%		(1.62)%		(1.27)%

Portfolio Turnover of the Portfolio	12	%(3)	29%	25%	91%		30%		22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.04% of average daily net assets for the years ended December 31, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015		2014

Net asset value — Beginning of period	$27.620		$32.050	$23.020	$22.580		$24.120		$17.720

Income (Loss) From Operations

Net investment loss(1)	$(0.217)		$(0.334)	$(0.186)	$(0.336)		$(0.383)		$(0.256)

Net realized and unrealized gain (loss)	1.737		(3.720)	10.247	0.776		(0.954)		7.029

Total income (loss) from operations	$1.520		$(4.054)	$10.061	$0.440		$(1.337)		$6.773

Less Distributions

From net investment income	$—		$(0.376)	$(1.031)	$—		$(0.203)		$(0.373)

Total distributions	$—		$(0.376)	$(1.031)	$—		$(0.203)		$(0.373)

Net asset value — End of period	$29.140		$27.620	$32.050	$23.020		$22.580		$24.120

Total Return(2)	5.50	%(3)	(12.76)%	43.81%	1.95	%(4)	(5.63	)%(4)	38.25	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,046		$21,891	$30,195	$22,335		$28,276		$31,918

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	2.36	%(7)	2.32%	2.38%	2.58	%(4)	2.58	%(4)	2.58	%(4)

Net investment loss	(1.55	)%(7)	(1.14)%	(0.65)%	(1.44)%		(1.56)%		(1.19)%

Portfolio Turnover of the Portfolio	12	%(3)	29%	25%	91%		30%		22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.04% of average daily net assets for the years ended December 31, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015		2014

Net asset value — Beginning of period	$32.730		$37.520	$26.770	$26.230		$27.710		$20.260

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.084)		$(0.047)	$0.140	$(0.126)		$(0.166)		$(0.044)

Net realized and unrealized gain (loss)	2.044		(4.367)	11.936	0.900		(1.108)		8.078

Total income (loss) from operations	$1.960		$(4.414)	$12.076	$0.774		$(1.274)		$8.034

Less Distributions

From net investment income	$—		$(0.376)	$(1.326)	$(0.234)		$(0.206)		$(0.584)

Total distributions	$—		$(0.376)	$(1.326)	$(0.234)		$(0.206)		$(0.584)

Net asset value — End of period	$34.690		$32.730	$37.520	$26.770		$26.230		$27.710

Total Return(2)	5.99	%(3)	(11.85)%	45.22%	2.97	%(4)	(4.70	)%(4)	39.74	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,666		$37,330	$48,595	$26,866		$29,959		$35,388

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.35	%(7)	1.32%	1.38%	1.58	%(4)	1.58	%(4)	1.58	%(4)

Net investment income (loss)	(0.50	)%(7)	(0.14)%	0.41%	(0.46)%		(0.59)%		(0.18)%

Portfolio Turnover of the Portfolio	12	%(3)	29%	25%	91%		30%		22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.04% of average daily net assets for the years ended December 31, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. As of June 30, 2019, the Fund offered four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as describe in the Fund’s prospectus. Class B shares were sold at net asset value and were generally subject to a contingent deferred sales charge. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. At the close of business on August 15, 2019, Class B shares were converted to Class A shares and Class B was terminated. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

12

Eaton Vance

Greater India Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the six months ended June 30, 2019, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the administration fee amounted to $159,606.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $17,158 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,006 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $239,520 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and prior to August 16, 2019, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $1,736 and $56,552 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2019 amounted to $579 and $18,851 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

13

Eaton Vance

Greater India Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and prior to August 16, 2019, on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2019, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A and Class B shareholders.

6  Investment Transactions

For the six months ended June 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $9,859,445 and $17,079,226, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	117,606	322,437

Issued to shareholders electing to receive payments of distributions in Fund shares	—	48,083

Redemptions	(294,017)	(838,993)

Converted from Class B shares	8,431	32,196

Converted from Class C shares	246,610	—

Net increase (decrease)	78,630	(436,277)

Class B	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	—	184

Issued to shareholders electing to receive payments of distributions in Fund shares	—	409

Redemptions	(1,715)	(5,969)

Converted to Class A shares	(9,414)	(36,857)

Net decrease	(11,129)	(42,233)

Class C	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	26,457	57,221

Issued to shareholders electing to receive payments of distributions in Fund shares	—	9,800

Redemptions	(50,566)	(216,692)

Converted to Class A shares	(286,332)	—

Net decrease	(310,441)	(149,671)

14

Eaton Vance

Greater India Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	365,481	394,522

Issued to shareholders electing to receive payments of distributions in Fund shares	—	10,218

Redemptions	(362,835)	(559,188)

Net increase (decrease)	2,646	(154,448)

15

Greater India Portfolio

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 95.1%
Security	Shares	Value

India — 95.1%

Airlines — 0.7%

InterGlobe Aviation, Ltd.(1)	69,143	$1,560,342

		$1,560,342

Auto Components — 1.2%

MRF, Ltd.	3,154	$2,594,588

		$2,594,588

Automobiles — 6.7%

Eicher Motors, Ltd.	12,698	$3,517,337

Maruti Suzuki India, Ltd.	118,615	11,236,431

		$14,753,768

Banks — 16.9%

Axis Bank, Ltd.(2)	1,216,312	$14,264,085

HDFC Bank, Ltd.	264,569	9,360,810

ICICI Bank, Ltd.	1,732,474	10,957,826

RBL Bank, Ltd.(1)	267,678	2,489,522

		$37,072,243

Beverages — 0.7%

United Breweries, Ltd.	79,318	$1,540,203

		$1,540,203

Capital Markets — 0.3%

HDFC Asset Management Co., Ltd.(1)	24,519	$732,051

		$732,051

Construction & Engineering — 1.4%

Voltas, Ltd.	338,897	$3,155,704

		$3,155,704

Construction Materials — 3.4%

Odisha Cement, Ltd.(2)	144,462	$2,188,931

UltraTech Cement, Ltd.	78,030	5,137,795

		$7,326,726

Consumer Finance — 6.6%

Bajaj Finance, Ltd.	164,010	$8,754,198

Bharat Financial Inclusion, Ltd.(2)	166,217	2,158,938

Security	Shares	Value

Consumer Finance (continued)

Mahindra & Mahindra Financial Services, Ltd.	400,860	$2,243,492

Muthoot Finance, Ltd.	140,035	1,308,495

		$14,465,123

Diversified Financial Services — 1.6%

Bajaj Holdings & Investment, Ltd.	68,909	$3,599,016

		$3,599,016

Electrical Equipment — 0.2%

Graphite India, Ltd.	83,106	$403,769

		$403,769

Food Products — 2.1%

GlaxoSmithKline Consumer Healthcare, Ltd.	18,061	$2,009,757

Nestle India, Ltd.	15,348	2,651,743

		$4,661,500

Hotels, Restaurants & Leisure — 1.0%

Indian Hotels Co., Ltd. (The)	923,711	$2,102,571

		$2,102,571

Household Durables — 2.5%

Crompton Greaves Consumer Electricals, Ltd.	885,858	$2,986,755

Whirlpool of India, Ltd.	105,860	2,442,959

		$5,429,714

Household Products — 2.3%

Hindustan Unilever, Ltd.	191,309	$4,959,489

		$4,959,489

Insurance — 1.7%

ICICI Lombard General Insurance Co., Ltd.(1)	108,312	$1,739,912

ICICI Prudential Life Insurance Co., Ltd.(1)	357,326	2,016,655

		$3,756,567

Interactive Media & Services — 2.7%

Info Edge India, Ltd.	179,046	$5,837,374

		$5,837,374

IT Services — 14.2%

HCL Technologies, Ltd.	328,274	$5,069,334

Infosys, Ltd.	1,885,331	20,113,143

16	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services (continued)

Larsen & Toubro Infotech, Ltd.(1)	86,224	$2,302,566

Tech Mahindra, Ltd.	346,679	3,554,175

		$31,039,218

Life Sciences Tools & Services — 1.6%

Divi’s Laboratories, Ltd.	152,468	$3,528,545

		$3,528,545

Machinery — 2.3%

AIA Engineering, Ltd.(2)	86,037	$2,238,149

Thermax, Ltd.	175,006	2,686,916

		$4,925,065

Metals & Mining — 0.4%

Hindustan Zinc, Ltd.	239,372	$847,733

		$847,733

Oil, Gas & Consumable Fuels — 9.2%

Bharat Petroleum Corp., Ltd.	906,962	$5,126,973

Reliance Industries, Ltd.	825,965	14,999,634

		$20,126,607

Personal Products — 2.6%

Marico, Ltd.	526,595	$2,824,468

Procter & Gamble Hygiene & Health Care, Ltd.	19,179	2,969,695

		$5,794,163

Pharmaceuticals — 3.7%

Abbott India, Ltd.	32,581	$4,188,236

Eris Lifesciences, Ltd.(1)(2)	134,297	992,478

Lupin, Ltd.	197,109	2,149,682

Torrent Pharmaceuticals, Ltd.	38,976	869,676

		$8,200,072

Real Estate Management & Development — 1.4%

Oberoi Realty, Ltd.	214,170	$1,874,337

Prestige Estates Projects, Ltd.	325,464	1,263,245

		$3,137,582

Textiles, Apparel & Luxury Goods — 0.6%

Aditya Birla Fashion and Retail, Ltd.(2)	387,379	$1,205,171

		$1,205,171

Security	Shares	Value

Thrifts & Mortgage Finance — 5.0%

Housing Development Finance Corp., Ltd.	342,288	$10,880,119

		$10,880,119

Tobacco — 2.1%

ITC, Ltd.	1,159,472	$4,596,934

		$4,596,934

Total India (identified cost $154,698,272)		$208,231,957

Total Common Stocks (identified cost $154,698,272)		$208,231,957

Total Investments — 95.1% (identified cost $154,698,272)		$208,231,957

Other Assets, Less Liabilities — 4.9%		$10,681,099

Net Assets — 100.0%		$218,913,056

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $11,833,526 or 5.4% of the Portfolio’s net assets.

(2)	Non-income producing security.

17	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Equity Futures

SGX CNX Nifty Index	388	Long	7/25/19	$9,190,554	$(31,448)

					$(31,448)

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

18	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $154,698,272)	$208,231,957

Cash	10,332,443

Deposits for derivatives collateral — financial futures contracts	362,780

Foreign currency, at value (identified cost, $12,175)	12,183

Dividends receivable	230,028

Receivable for foreign taxes	43,182

Total assets	$219,212,573

Liabilities

Payable for variation margin on open financial futures contracts	$37,589

Payable to affiliates:

Investment adviser fee	153,220

Trustees’ fees	3,120

Accrued expenses	105,588

Total liabilities	$299,517

Net Assets applicable to investors’ interest in Portfolio	$218,913,056

19	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends	$858,015

Interest	35,744

Total investment income	$893,759

Expenses

Investment adviser fee	$905,184

Trustees’ fees and expenses	6,628

Custodian fee	97,685

Legal and accounting services	55,712

Miscellaneous	9,275

Total expenses	$1,074,484

Net investment loss	$(180,725)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(269,670)

Financial futures contracts	263,934

Foreign currency transactions	(21,523)

Net realized loss	$(27,259)

Change in unrealized appreciation (depreciation) —

Investments	$13,297,806

Financial futures contracts	(140,965)

Foreign currency	(2,360)

Net change in unrealized appreciation (depreciation)	$13,154,481

Net realized and unrealized gain	$13,127,222

Net increase in net assets from operations	$12,946,497

20	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income (loss)	$(180,725)	$459,186

Net realized gain (loss)	(27,259)	10,201,328

Net change in unrealized appreciation (depreciation)	13,154,481	(41,772,091)

Net increase (decrease) in net assets from operations	$12,946,497	$(31,111,577)

Capital transactions —

Contributions	$9,859,445	$9,325,256

Withdrawals	(17,079,226)	(38,464,729)

Net decrease in net assets from capital transactions	$(7,219,781)	$(29,139,473)

Net increase (decrease) in net assets	$5,726,716	$(60,251,050)

Net Assets

At beginning of period	$213,186,340	$273,437,390

At end of period	$218,913,056	$213,186,340

21	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2019

Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	1.01	%(2)	0.98%	0.98%	1.19%	1.23%	1.22%

Net investment income (loss)	(0.17	)%(2)	0.19%	0.76%	(0.06)%	(0.23)%	0.17%

Portfolio Turnover	12	%(3)	29%	25%	91%	30%	22%

Total Return	6.20	%(3)	(11.57)%	45.78%	3.35%	(4.33)%	40.17%

Net assets, end of period (000’s omitted)	$218,913		$213,186	$273,437	$203,663	$238,167	$280,593

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2019, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2019,

23

Greater India Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

the Portfolio, for tax reporting in India, had accumulated losses of INR 1,605,271,344 (having a value of approximately $23,256,000 at June 30, 2019) that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gain taxes. These accumulated losses expire on March 31, 2020 (INR 535,151,798), March 31, 2022 (INR 90,144,310), March 31, 2026 (INR 74,501,836) and March 31, 2027 (INR 905,473,400). Of the accumulated losses as of March 31, 2019, INR 737,942,377 are short-term and INR 867,328,967 are long-term.

As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.85% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2019, the investment adviser fee amounted to $905,184 or 0.85% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

24

Greater India Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $24,278,915 and $35,279,540, respectively, for the six months ended June 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$163,781,692

Gross unrealized appreciation	$47,344,777

Gross unrealized depreciation	(2,925,960)

Net unrealized appreciation	$44,418,817

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2019 is included in the Portfolio of Investments. At June 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Financial futures contracts	$—	$(31,448)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$263,934	$(140,965)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2019, which is indicative of the volume of this derivative type, was approximately $5,898,000.

25

Greater India Portfolio

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$—	$208,231,957 *	$—	$208,231,957

Total Investments	$—	$208,231,957	$—	$208,231,957

Liability Description

Futures Contracts	$—	$(31,448)	$—	$(31,448)

Total	$—	$(31,448)	$—	$(31,448)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

26

Eaton Vance

Greater India Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

27

Eaton Vance

Greater India Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Greater India Fund (the “Fund”), as well as the investment advisory agreement between Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Goldman Sachs Asset Management, L.P. (the “Sub-adviser”), with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.

28

Eaton Vance

Greater India Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Greater India Fund

June 30, 2019

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Greater India Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Goldman Sachs Asset Management, L.P.

200 West Street

New York, NY 10282

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7693    6.30.19

Eaton Vance

Growth Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Growth Fund

June 30, 2019

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	19.06%	8.37%	11.81%	14.24%
Class A with 5.75% Maximum Sales Charge	—	—	12.22	2.14	10.49	13.57
Class C at NAV	09/09/2002	09/09/2002	18.62	7.57	10.98	13.38
Class C with 1% Maximum Sales Charge	—	—	17.62	6.64	10.98	13.38
Class I at NAV	05/03/2007	09/09/2002	19.20	8.66	12.09	14.52
Class R at NAV	08/03/2009	09/09/2002	18.93	8.08	11.53	13.96
Russell 1000® Growth Index	—	—	21.49%	11.56%	13.38%	16.27%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.09%	1.84%	0.84%	1.34%
Net			1.05	1.80	0.80	1.30

Fund Profile

Common Stock Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Amazon.com, Inc.	8.6%

Visa, Inc., Class A	6.1

Alphabet, Inc., Class C	4.5

Microsoft Corp.	3.7

salesforce.com, Inc.	3.3

Adobe, Inc.	3.1

Alphabet, Inc., Class A	2.9

Facebook, Inc., Class A	2.6

QUALCOMM, Inc.	2.4

Aptiv PLC	2.4

Total	39.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Growth Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Growth Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,190.60	$5.70	**	1.05%
Class C	$1,000.00	$1,186.20	$9.76	**	1.80%
Class I	$1,000.00	$1,192.00	$4.35	**	0.80%
Class R	$1,000.00	$1,189.30	$7.06	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%
Class R	$1,000.00	$1,018.30	$6.51	**	1.30%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Growth Fund

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value

Aerospace & Defense — 2.9%

Boeing Co. (The)	18,773	$6,833,560

Raytheon Co.	19,028	3,308,588

		$10,142,148

Auto Components — 2.4%

Aptiv PLC	102,407	$8,277,558

		$8,277,558

Banks — 3.2%

Bank of America Corp.	171,024	$4,959,696

JPMorgan Chase & Co.	56,258	6,289,644

		$11,249,340

Beverages — 1.8%

Coca-Cola Co. (The)	76,766	$3,908,925

PepsiCo, Inc.	16,728	2,193,542

		$6,102,467

Biotechnology — 3.9%

Argenx SE ADR(1)	18,828	$2,665,668

Bluebird Bio, Inc.(1)(2)	18,875	2,400,900

Blueprint Medicines Corp.(1)	15,113	1,425,609

Vertex Pharmaceuticals, Inc.(1)	38,204	7,005,850

		$13,498,027

Building Products — 1.8%

Fortune Brands Home & Security, Inc.	112,098	$6,404,159

		$6,404,159

Capital Markets — 1.8%

Charles Schwab Corp. (The)	153,958	$6,187,572

		$6,187,572

Chemicals — 1.8%

Ecolab, Inc.	14,420	$2,847,085

LyondellBasell Industries NV, Class A	19,333	1,665,151

Sherwin-Williams Co. (The)	3,956	1,812,995

		$6,325,231

Commercial Services & Supplies — 2.1%

Waste Connections, Inc.	36,110	$3,451,394

Waste Management, Inc.	34,671	3,999,993

		$7,451,387

Security	Shares	Value

Communications Equipment — 1.6%

Arista Networks, Inc.(1)	20,825	$5,406,587

		$5,406,587

Containers & Packaging — 0.6%

Avery Dennison Corp.	18,375	$2,125,620

		$2,125,620

Electrical Equipment — 1.3%

AMETEK, Inc.	49,821	$4,525,740

		$4,525,740

Electronic Equipment, Instruments & Components — 1.7%

Littelfuse, Inc.	9,827	$1,738,495

Zebra Technologies Corp., Class A(1)	19,049	3,990,575

		$5,729,070

Energy Equipment & Services — 0.8%

Schlumberger, Ltd.	71,068	$2,824,242

		$2,824,242

Entertainment — 3.1%

Netflix, Inc.(1)	4,747	$1,743,668

Spotify Technology SA(1)	25,813	3,774,377

Walt Disney Co. (The)	38,151	5,327,406

		$10,845,451

Health Care Equipment & Supplies — 4.8%

Abbott Laboratories	71,062	$5,976,314

Danaher Corp.	34,452	4,923,880

Intuitive Surgical, Inc.(1)	10,848	5,690,318

		$16,590,512

Health Care Providers & Services — 1.2%

Anthem, Inc.	5,943	$1,677,174

UnitedHealth Group, Inc.	10,371	2,530,628

		$4,207,802

Hotels, Restaurants & Leisure — 1.2%

Starbucks Corp.	20,501	$1,718,599

Wynn Resorts, Ltd.	20,410	2,530,636

		$4,249,235

5	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Interactive Media & Services — 11.8%

Alphabet, Inc., Class A(1)	9,339	$10,112,269

Alphabet, Inc., Class C(1)	14,429	15,596,450

Facebook, Inc., Class A(1)	47,152	9,100,336

IAC/InterActiveCorp.(1)	16,066	3,494,837

Twitter, Inc.(1)	73,972	2,581,623

		$40,885,515

Internet & Direct Marketing Retail — 9.1%

Amazon.com, Inc.(1)	15,684	$29,699,693

Booking Holdings, Inc.(1)	989	1,854,088

		$31,553,781

IT Services — 8.0%

GoDaddy, Inc., Class A(1)	98,009	$6,875,331

Visa, Inc., Class A(2)	120,976	20,995,385

		$27,870,716

Life Sciences Tools & Services — 1.9%

Agilent Technologies, Inc.	45,706	$3,412,867

Illumina, Inc.(1)	8,181	3,011,835

		$6,424,702

Media — 0.8%

Fox Corp., Class A	73,365	$2,688,094

		$2,688,094

Pharmaceuticals — 2.0%

AstraZeneca PLC ADR	61,969	$2,558,080

Merck & Co., Inc.	50,163	4,206,168

		$6,764,248

Road & Rail — 1.6%

CSX Corp.	72,549	$5,613,116

		$5,613,116

Semiconductors & Semiconductor Equipment — 4.9%

Micron Technology, Inc.(1)	69,686	$2,689,183

QUALCOMM, Inc.	110,516	8,406,952

Texas Instruments, Inc.	50,614	5,808,463

		$16,904,598

Software — 13.4%

Adobe, Inc.(1)	37,008	$10,904,407

Intuit, Inc.	23,984	6,267,739

Security	Shares	Value

Software (continued)

Microsoft Corp.	95,283	$12,764,110

Palo Alto Networks, Inc.(1)	12,584	2,564,116

SailPoint Technologies Holding, Inc.(1)	123,052	2,465,962

salesforce.com, Inc.(1)	76,041	11,537,701

		$46,504,035

Specialty Retail — 3.8%

Lowe’s Cos., Inc.	60,690	$6,124,228

TJX Cos., Inc. (The)	65,703	3,474,374

Ulta Beauty, Inc.(1)	10,447	3,623,960

		$13,222,562

Technology Hardware, Storage & Peripherals — 1.6%

Apple, Inc.	27,702	$5,482,780

		$5,482,780

Textiles, Apparel & Luxury Goods — 1.5%

NIKE, Inc., Class B	60,721	$5,097,528

		$5,097,528

Total Common Stocks (identified cost $195,351,483)		$341,153,823

Exchange-Traded Funds — 1.4%
Security	Shares	Value

Technology Select Sector SPDR Fund (The)	62,179	$4,852,449

Total Exchange-Traded Funds (identified cost $4,847,114)		$4,852,449

Short-Term Investments — 0.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(3)	1,092,636	$1,092,636

Total Short-Term Investments (identified cost $1,092,636)		$1,092,636

Total Investments — 100.1% (identified cost $201,291,233)		$347,098,908

Other Assets, Less Liabilities — (0.1)%		$(221,567)

Net Assets — 100.0%		$346,877,341

6	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $23,162,249.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value including $23,162,249 of securities on loan (identified cost, $200,198,597)	$346,006,272

Affiliated investment, at value (identified cost, $1,092,636)	1,092,636

Dividends receivable	98,917

Dividends receivable from affiliated investment	635

Receivable for Fund shares sold	142,879

Securities lending income receivable	2,475

Tax reclaims receivable	144,836

Receivable from affiliate	7,492

Total assets	$347,496,142

Liabilities

Payable for Fund shares redeemed	$244,232

Payable to affiliates:

Investment adviser fee	181,517

Distribution and service fees	65,480

Trustees’ fees	4,440

Accrued expenses	123,132

Total liabilities	$618,801

Net Assets	$346,877,341

Sources of Net Assets

Paid-in capital	$189,720,250

Distributable earnings	157,157,091

Total	$346,877,341

Class A Shares

Net Assets	$232,209,488

Shares Outstanding	8,259,789

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$28.11

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$29.82

Class C Shares

Net Assets	$21,202,558

Shares Outstanding	909,125

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$23.32

Class I Shares

Net Assets	$90,724,150

Shares Outstanding	3,121,817

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$29.06

Class R Shares

Net Assets	$2,741,145

Shares Outstanding	100,291

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$27.33

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends (net of foreign taxes, $14,098)	$1,503,097

Dividends from affiliated investment	15,814

Securities lending income, net	14,103

Total investment income	$1,533,014

Expenses

Investment adviser fee	$1,099,387

Distribution and service fees

Class A	279,647

Class C	121,976

Class R	8,054

Trustees’ fees and expenses	9,355

Custodian fee	50,182

Transfer and dividend disbursing agent fees	166,688

Legal and accounting services	27,084

Printing and postage	21,066

Registration fees	27,476

Miscellaneous	12,636

Total expenses	$1,823,551

Deduct —

Allocation of expenses to affiliate	$59,066

Total expense reductions	$59,066

Net expenses	$1,764,485

Net investment loss	$(231,471)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$14,014,197

Investment transactions — affiliated investment	(92)

Foreign currency transactions	(13)

Net realized gain	$14,014,092

Change in unrealized appreciation (depreciation) —

Investments	$43,997,666

Investments — affiliated investment	(7)

Foreign currency	(12)

Net change in unrealized appreciation (depreciation)	$43,997,647

Net realized and unrealized gain	$58,011,739

Net increase in net assets from operations	$57,780,268

9	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment loss	$(231,471)	$(521,866)

Net realized gain	14,014,092	34,461,123

Net change in unrealized appreciation (depreciation)	43,997,647	(31,206,770)

Net increase in net assets from operations	$57,780,268	$2,732,487

Distributions to shareholders —

Class A	$—	$(24,204,622)

Class C	—	(5,206,991)

Class I	—	(9,715,041)

Class R	—	(374,416)

Total distributions to shareholders	$—	$(39,501,070)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,970,671	$16,474,915

Class C	1,063,763	4,753,672

Class I	7,166,065	21,385,481

Class R	243,232	742,398

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	22,215,152

Class C	—	4,834,021

Class I	—	9,519,787

Class R	—	296,311

Cost of shares redeemed

Class A	(16,431,235)	(36,050,791)

Class C	(4,495,964)	(11,236,195)

Class I	(10,254,738)	(21,372,672)

Class R	(1,084,597)	(1,151,015)

Net asset value of shares converted

Class A	15,275,351	—

Class C	(15,275,351)	—

Net increase (decrease) in net assets from Fund share transactions	$(17,822,803)	$10,411,064

Net increase (decrease) in net assets	$39,957,465	$(26,357,519)

Net Assets

At beginning of period	$306,919,876	$333,277,395

At end of period	$346,877,341	$306,919,876

10	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2019

Financial Highlights

	Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$23.610		$26.650		$22.300		$22.230		$21.670		$20.920

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.019)		$(0.034)		$(0.021)		$0.047		$0.140		$(0.000	)(2)

Net realized and unrealized gain	4.519		0.301		5.680		0.451		1.387		2.889

Total income from operations	$4.500		$0.267		$5.659		$0.498		$1.527		$2.889

Less Distributions

From net investment income	$—		$—		$(0.029)		$(0.085)		$—		$—

From net realized gain	—		(3.307)		(1.280)		(0.343)		(0.967)		(2.139)

Total distributions	$—		$(3.307)		$(1.309)		$(0.428)		$(0.967)		$(2.139)

Net asset value — End of period	$28.110		$23.610		$26.650		$22.300		$22.230		$21.670

Total Return(3)(4)	19.06	%(5)	0.27%		25.42%		2.32%		7.04%		14.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$232,209		$190,017		$209,606		$194,018		$214,135		$88,448

Ratios (as a percentage of average daily net assets):

Expenses(4)(6)	1.05	%(7)	1.05	%(8)	1.05	%(8)	1.05	%(8)	1.05	%(8)	1.15	%(8)

Net investment income (loss)	(0.14	)%(7)	(0.12	)%(8)	(0.08	)%(8)	0.22	%(8)	0.62	%(8)	(0.00	)%(8)(9)

Portfolio Turnover of the Portfolio	—		20	%(5)(10)	50	%(10)	60	%(10)	55	%(10)	38	%(10)

Portfolio Turnover of the Fund	24	%(5)	28	%(5)(11)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.06%, 0.08%, 0.07% and 0.12% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Amount is less than (0.005)%.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$19.660		$22.870		$19.410		$19.460		$19.230		$18.920

Income (Loss) From Operations

Net investment loss(1)	$(0.102)		$(0.214)		$(0.183)		$(0.101)		$(0.025)		$(0.149)

Net realized and unrealized gain	3.762		0.311		4.923		0.394		1.222		2.598

Total income from operations	$3.660		$0.097		$4.740		$0.293		$1.197		$2.449

Less Distributions

From net realized gain	$—		$(3.307)		$(1.280)		$(0.343)		$(0.967)		$(2.139)

Total distributions	$—		$(3.307)		$(1.280)		$(0.343)		$(0.967)		$(2.139)

Net asset value — End of period	$23.320		$19.660		$22.870		$19.410		$19.460		$19.230

Total Return(2)(3)	18.62	%(4)	(0.43)%		24.45%		1.57%		6.20%		13.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,203		$35,061		$41,450		$41,272		$48,285		$30,552

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	1.80	%(6)	1.80	%(7)	1.80	%(7)	1.80	%(7)	1.80	%(7)	1.90	%(7)

Net investment loss	(0.93	)%(6)	(0.87	)%(7)	(0.83	)%(7)	(0.53	)%(7)	(0.13	)%(7)	(0.75	)%(7)

Portfolio Turnover of the Portfolio	—		20	%(4)(8)	50	%(8)	60	%(8)	55	%(8)	38	%(8)

Portfolio Turnover of the Fund	24	%(4)	28	%(4)(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.06%, 0.08%, 0.07% and 0.12% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$24.380		$27.340		$22.850		$22.760		$22.120		$21.250

Income (Loss) From Operations

Net investment income(1)	$0.014		$0.040		$0.043		$0.108		$0.192		$0.056

Net realized and unrealized gain	4.666		0.307		5.820		0.461		1.415		2.953

Total income from operations	$4.680		$0.347		$5.863		$0.569		$1.607		$3.009

Less Distributions

From net investment income	$—		$—		$(0.093)		$(0.136)		$—		$—

From net realized gain	—		(3.307)		(1.280)		(0.343)		(0.967)		(2.139)

Total distributions	$—		$(3.307)		$(1.373)		$(0.479)		$(0.967)		$(2.139)

Net asset value — End of period	$29.060		$24.380		$27.340		$22.850		$22.760		$22.120

Total Return(2)(3)	19.20	%(4)	0.56%		25.72%		2.59%		7.26%		14.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$90,724		$78,812		$78,775		$61,036		$58,746		$32,051

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	0.80	%(6)	0.80	%(7)	0.80	%(7)	0.80	%(7)	0.80	%(7)	0.90	%(7)

Net investment income	0.10	%(6)	0.14	%(7)	0.16	%(7)	0.48	%(7)	0.84	%(7)	0.25	%(7)

Portfolio Turnover of the Portfolio	—		20	%(4)(8)	50	%(8)	60	%(8)	55	%(8)	38	%(8)

Portfolio Turnover of the Fund	24	%(4)	28	%(4)(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.06%, 0.08%, 0.07% and 0.12% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2019

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$22.980		$26.090		$21.880		$21.800		$21.320		$20.660

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.051)		$(0.104)		$(0.082)		$(0.010)		$0.059		$(0.052)

Net realized and unrealized gain	4.401		0.301		5.572		0.439		1.388		2.851

Total income from operations	$4.350		$0.197		$5.490		$0.429		$1.447		$2.799

Less Distributions

From net investment income	$—		$—		$—		$(0.006)		$—		$—

From net realized gain	—		(3.307)		(1.280)		(0.343)		(0.967)		(2.139)

Total distributions	$—		$(3.307)		$(1.280)		$(0.349)		$(0.967)		$(2.139)

Net asset value — End of period	$27.330		$22.980		$26.090		$21.880		$21.800		$21.320

Total Return(2)(3)	18.93	%(4)	0.01%		25.12%		2.03%		6.77%		13.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,741		$3,030		$3,447		$3,217		$4,186		$2,932

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	1.30	%(6)	1.30	%(7)	1.30	%(7)	1.30	%(7)	1.30	%(7)	1.40	%(7)

Net investment income (loss)	(0.40	)%(6)	(0.37	)%(7)	(0.33	)%(7)	(0.05	)%(7)	0.27	%(7)	(0.24	)%(7)

Portfolio Turnover of the Portfolio	—		20	%(4)(8)	50	%(8)	60	%(8)	55	%(8)	38	%(8)

Portfolio Turnover of the Fund	24	%(4)	28	%(4)(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.06%, 0.08%, 0.07% and 0.12% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

Growth Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2018, the Fund had a net capital loss of $2,390,106 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$201,334,438

Gross unrealized appreciation	$147,249,259

Gross unrealized depreciation	(1,484,789)

Net unrealized appreciation	$145,764,470

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2019, the Fund’s investment adviser fee amounted to $1,099,387. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2020. Pursuant to this agreement, EVM was allocated $59,066 of the Fund’s operating expenses for the six months ended June 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $44,320 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,691 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

16

Eaton Vance

Growth Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $279,647 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $91,482 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $4,027 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2019 amounted to $30,494 and $4,027 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2019, the Fund was informed that EVD received approximately $1,000 and $400 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $81,956,685 and $100,517,267, respectively, for the six months ended June 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	226,370	576,003

Issued to shareholders electing to receive payments of distributions in Fund shares	—	885,772

Redemptions	(608,539)	(1,281,054)

Converted from Class C shares	594,699	—

Net increase	212,530	180,721

17

Eaton Vance

Growth Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	47,871	200,067

Issued to shareholders electing to receive payments of distributions in Fund shares	—	231,293

Redemptions	(207,203)	(460,150)

Converted to Class A shares	(714,848)	—

Net decrease	(874,180)	(28,790)

Class I	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	257,681	730,159

Issued to shareholders electing to receive payments of distributions in Fund shares	—	367,701

Redemptions	(368,665)	(746,214)

Net increase (decrease)	(110,984)	351,646

Class R	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	9,577	27,438

Issued to shareholders electing to receive payments of distributions in Fund shares	—	12,134

Redemptions	(41,094)	(39,918)

Net decrease	(31,517)	(346)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

18

Eaton Vance

Growth Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

At June 30, 2019, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $23,162,249 and $23,292,888, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$341,153,823	*	$—	$—	$341,153,823

Exchange-Traded Funds	4,852,449		—	—	4,852,449

Short-Term Investments	—		1,092,636	—	1,092,636

Total Investments	$346,006,272		$1,092,636	$—	$347,098,908

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

19

Eaton Vance

Growth Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

20

Eaton Vance

Growth Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

21

Eaton Vance

Growth Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Growth Fund

June 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7729    6.30.19

Eaton Vance

Large-Cap Value Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Large-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	19.18%	10.88%	7.23%	11.35%
Class A with 5.75% Maximum Sales Charge	—	—	12.31	4.49	5.97	10.69
Class C at NAV	11/04/1994	09/23/1931	18.71	10.08	6.42	10.51
Class C with 1% Maximum Sales Charge	—	—	17.71	9.08	6.42	10.51
Class I at NAV	12/28/2004	09/23/1931	19.31	11.17	7.49	11.63
Class R at NAV	02/18/2004	09/23/1931	19.02	10.63	6.95	11.07
Class R6 at NAV	07/01/2014	09/23/1931	19.33	11.24	7.58	11.67
Russell 1000® Value Index	—	—	16.24%	8.46%	7.46%	13.19%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.06%	1.81%	0.81%	1.31%	0.72%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Verizon Communications, Inc.	4.2%

Procter & Gamble Co. (The)	3.3

Johnson & Johnson	3.2

Bank of America Corp.	3.2

Walt Disney Co. (The)	3.1

Exxon Mobil Corp.	3.1

Berkshire Hathaway, Inc., Class B	2.8

PNC Financial Services Group, Inc. (The)	2.8

NextEra Energy, Inc.	2.5

Mondelez International, Inc., Class A	2.3

Total	30.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,191.80	$5.71	1.05%
Class C	$1,000.00	$1,187.10	$9.82	1.81%
Class I	$1,000.00	$1,193.10	$4.35	0.80%
Class R	$1,000.00	$1,190.20	$7.06	1.30%
Class R6	$1,000.00	$1,193.30	$3.92	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	1.05%
Class C	$1,000.00	$1,015.80	$9.05	1.81%
Class I	$1,000.00	$1,020.80	$4.01	0.80%
Class R	$1,000.00	$1,018.30	$6.51	1.30%
Class R6	$1,000.00	$1,021.20	$3.61	0.72%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018.

4

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value

Aerospace & Defense — 2.9%

Hexcel Corp.	179,218	$14,495,152

Huntington Ingalls Industries, Inc.	60,214	13,532,494

Textron, Inc.	426,803	22,637,631

		$50,665,277

Banks — 9.8%

Bank of America Corp.	1,901,842	$55,153,418

JPMorgan Chase & Co.	98,481	11,010,176

KeyCorp	725,735	12,881,796

PNC Financial Services Group, Inc. (The)	350,665	48,139,291

Sterling Bancorp	569,013	12,108,597

U.S. Bancorp	575,120	30,136,288

		$169,429,566

Beverages — 2.9%

Constellation Brands, Inc., Class A	120,155	$23,663,326

PepsiCo, Inc.	196,923	25,822,513

		$49,485,839

Biotechnology — 1.4%

Gilead Sciences, Inc.	360,638	$24,364,703

		$24,364,703

Building Products — 1.0%

A.O. Smith Corp.	348,410	$16,431,016

		$16,431,016

Capital Markets — 3.9%

Goldman Sachs Group, Inc. (The)	88,693	$18,146,588

Northern Trust Corp.	190,430	17,138,700

Raymond James Financial, Inc.	232,359	19,645,953

S&P Global, Inc.	52,382	11,932,096

		$66,863,337

Chemicals — 1.2%

DuPont de Nemours, Inc.	279,529	$20,984,242

		$20,984,242

Consumer Finance — 1.8%

American Express Co.	173,817	$21,455,970

Discover Financial Services	125,130	9,708,837

		$31,164,807

Security	Shares	Value

Containers & Packaging — 1.9%

Ball Corp.	192,652	$13,483,714

Packaging Corp. of America	207,295	19,759,359

		$33,243,073

Diversified Financial Services — 2.8%

Berkshire Hathaway, Inc., Class B(1)	226,527	$48,288,761

		$48,288,761

Diversified Telecommunication Services — 4.2%

Verizon Communications, Inc.	1,259,893	$71,977,687

		$71,977,687

Electric Utilities — 3.9%

Edison International	352,515	$23,763,036

NextEra Energy, Inc.	210,876	43,200,057

		$66,963,093

Electrical Equipment — 1.0%

Eaton Corp. PLC	210,210	$17,506,289

		$17,506,289

Electronic Equipment, Instruments & Components — 1.1%

FLIR Systems, Inc.	354,330	$19,169,253

		$19,169,253

Entertainment — 3.1%

Walt Disney Co. (The)	384,568	$53,701,076

		$53,701,076

Equity Real Estate Investment Trusts (REITs) — 4.8%

AvalonBay Communities, Inc.	104,588	$21,250,190

Boston Properties, Inc.	159,082	20,521,578

CubeSmart	439,816	14,707,447

Mid-America Apartment Communities, Inc.	219,300	25,824,768

		$82,303,983

Food Products — 2.3%

Mondelez International, Inc., Class A	742,533	$40,022,529

		$40,022,529

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.9%

Abbott Laboratories	322,577	$27,128,726

Baxter International, Inc.	273,289	22,382,369

		$49,511,095

Health Care Providers & Services — 1.0%

Anthem, Inc.	58,639	$16,548,512

		$16,548,512

Hotels, Restaurants & Leisure — 0.9%

Marriott International, Inc., Class A	104,101	$14,604,329

		$14,604,329

Household Durables — 0.9%

D.R. Horton, Inc.	356,386	$15,370,928

		$15,370,928

Household Products — 3.3%

Procter & Gamble Co. (The)	516,923	$56,680,607

		$56,680,607

Insurance — 4.4%

Allstate Corp. (The)	291,124	$29,604,400

American International Group, Inc.	579,052	30,851,890

Progressive Corp. (The)	194,239	15,525,523

		$75,981,813

IT Services — 3.1%

Cognizant Technology Solutions Corp., Class A	394,918	$25,033,852

Fidelity National Information Services, Inc.	237,378	29,121,533

		$54,155,385

Machinery — 3.5%

Gardner Denver Holdings, Inc.(1)	650,150	$22,495,190

Parker-Hannifin Corp.	135,364	23,013,234

Stanley Black & Decker, Inc.	105,700	15,285,277

		$60,793,701

Media — 0.9%

Fox Corp., Class A(1)	421,633	$15,448,633

		$15,448,633

Security	Shares	Value

Metals & Mining — 1.1%

Steel Dynamics, Inc.	631,412	$19,068,642

		$19,068,642

Multi-Utilities — 2.8%

CMS Energy Corp.	387,344	$22,431,091

Sempra Energy	191,546	26,326,082

		$48,757,173

Oil, Gas & Consumable Fuels — 8.8%

ConocoPhillips	525,948	$32,082,828

EOG Resources, Inc.	251,595	23,438,590

Exxon Mobil Corp.	686,035	52,570,862

Phillips 66	343,973	32,175,234

Pioneer Natural Resources Co.	68,174	10,489,252

		$150,756,766

Pharmaceuticals — 8.9%

Bristol-Myers Squibb Co.	565,184	$25,631,094

GlaxoSmithKline PLC ADR	765,033	30,616,621

Johnson & Johnson	400,241	55,745,567

Merck & Co., Inc.	347,915	29,172,673

Sanofi	146,631	12,672,191

		$153,838,146

Semiconductors & Semiconductor Equipment — 1.9%

NXP Semiconductors NV	117,910	$11,509,195

QUALCOMM, Inc.	284,916	21,673,560

		$33,182,755

Specialty Retail — 4.5%

Best Buy Co., Inc.	200,475	$13,979,122

Home Depot, Inc. (The)	46,205	9,609,254

Tiffany & Co.	142,383	13,332,744

TJX Cos., Inc. (The)	321,737	17,013,452

Tractor Supply Co.	210,277	22,878,138

		$76,812,710

Textiles, Apparel & Luxury Goods — 0.6%

Tapestry, Inc.	326,709	$10,366,477

		$10,366,477

Total Common Stocks (identified cost $1,480,899,917)		$1,714,442,203

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(2)	7,600,622	$7,600,622

Total Short-Term Investments (identified cost $7,600,622)		$7,600,622

Total Investments — 99.9% (identified cost $1,488,500,539)		$1,722,042,825

Other Assets, Less Liabilities — 0.1%		$946,571

Net Assets — 100.0%		$1,722,989,396

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $1,480,899,917)	$1,714,442,203

Affiliated investment, at value (identified cost, $7,600,622)	7,600,622

Dividends receivable	2,532,040

Dividends receivable from affiliated investment	14,070

Receivable for investments sold	13,593,937

Receivable for Fund shares sold	2,420,516

Tax reclaims receivable	2,428,300

Other assets	9,348

Total assets	$1,743,041,036

Liabilities

Payable for investments purchased	$10,125,525

Payable for Fund shares redeemed	8,277,736

Payable to affiliates:

Investment adviser fee	882,691

Distribution and service fees	227,797

Trustees’ fees	22,450

Accrued expenses	515,441

Total liabilities	$20,051,640

Net Assets	$1,722,989,396

Sources of Net Assets

Paid-in capital	$1,458,661,238

Distributable earnings	264,328,158

Total	$1,722,989,396

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares	June 30, 2019

Net Assets	$696,474,543

Shares Outstanding	35,647,187

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$19.54

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$20.73

Class C Shares

Net Assets	$72,069,422

Shares Outstanding	3,678,359

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$19.59

Class I Shares

Net Assets	$798,802,222

Shares Outstanding	40,711,798

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$19.62

Class R Shares

Net Assets	$63,436,265

Shares Outstanding	3,256,334

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$19.48

Class R6 Shares

Net Assets	$92,206,944

Shares Outstanding	4,696,452

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$19.63

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends (net of foreign taxes, $14,079)	$20,145,085

Dividends from affiliated investment	84,205

Securities lending income, net	10,773

Total investment income	$20,240,063

Expenses

Investment adviser fee	$5,271,861

Distribution and service fees

Class A	831,028

Class C	466,632

Class R	160,336

Trustees’ fees and expenses	46,099

Custodian fee	160,673

Transfer and dividend disbursing agent fees	734,353

Legal and accounting services	45,867

Printing and postage	86,615

Registration fees	33,060

ReFlow liquidity program fees	247,796

Miscellaneous	38,849

Total expenses	$8,123,169

Net investment income	$12,116,894

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$39,323,383 (1)

Investment transactions — affiliated investment	899

Foreign currency transactions	(68,920)

Net realized gain	$39,255,362

Change in unrealized appreciation (depreciation) —

Investments	$240,651,111

Investments — affiliated investment	(363)

Foreign currency	43,685

Net change in unrealized appreciation (depreciation)	$240,694,433

Net realized and unrealized gain	$279,949,795

Net increase in net assets from operations	$292,066,689

(1)	Includes $40,981,091 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$12,116,894	$26,674,732

Net realized gain	39,255,362 (1)	220,083,081 (2)

Net change in unrealized appreciation (depreciation)	240,694,433	(356,298,881)

Net increase (decrease) in net assets from operations	$292,066,689	$(109,541,068)

Distributions to shareholders —

Class A	$(4,368,827)	$(57,881,635)

Class C	(76,915)	(16,506,261)

Class I	(5,914,790)	(77,304,463)

Class R	(331,237)	(6,120,235)

Class R6	(686,787)	(9,922,733)

Total distributions to shareholders	$(11,378,556)	$(167,735,327)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$20,566,227	$62,416,237

Class C	2,193,006	8,855,103

Class I	173,241,934	530,560,658

Class R	2,708,261	9,564,235

Class R6	10,505,469	140,837,725

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	3,922,637	51,912,348

Class C	61,183	14,842,384

Class I	4,843,251	63,075,579

Class R	310,122	5,696,271

Class R6	686,787	9,922,733

Cost of shares redeemed

Class A	(84,056,794)	(209,351,072)

Class C	(20,211,524)	(66,338,072)

Class I	(244,262,033)	(762,027,970)

Class R	(11,355,985)	(30,384,832)

Class R6	(5,733,060)	(151,555,385)

Net asset value of shares converted

Class A	97,967,949	—

Class C	(97,967,949)	—

Net decrease in net assets from Fund share transactions	$(146,580,519)	$(321,974,058)

Net increase (decrease) in net assets	$134,107,614	$(599,250,453)

Net Assets

At beginning of period	$1,588,881,782	$2,188,132,235

At end of period	$1,722,989,396	$1,588,881,782

(1)	Includes $40,981,091 of net realized gains from redemptions in-kind.

(2)	Includes $76,505,274 of net realized gains from redemptions in-kind.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Financial Highlights

	Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$16.500		$19.520		$18.030		$16.690		$18.740		$23.910

Income (Loss) From Operations

Net investment income(1)	$0.126		$0.254		$0.246		$0.279		$0.246		$0.317

Net realized and unrealized gain (loss)	3.034		(1.470)		2.393		1.301		(0.456)		2.001

Total income (loss) from operations	$3.160		$(1.216)		$2.639		$1.580		$(0.210)		$2.318

Less Distributions

From net investment income	$(0.120)		$(0.240)		$(0.240)		$(0.240)		$(0.260)		$(0.320)

From net realized gain	—		(1.564)		(0.909)		—		(1.580)		(7.168)

Total distributions	$(0.120)		$(1.804)		$(1.149)		$(0.240)		$(1.840)		$(7.488)

Net asset value — End of period	$19.540		$16.500		$19.520		$18.030		$16.690		$18.740

Total Return(2)	19.18	%(3)	(6.83)%		14.80%		9.56%		(1.08)%		10.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$696,475		$549,515		$741,193		$942,192		$1,127,754		$1,486,142

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.05	%(5)	1.06	%(6)	1.06	%(6)	1.06	%(6)	1.05	%(6)	1.01	%(6)

Net investment income	1.38	%(5)	1.30	%(6)	1.31	%(6)	1.67	%(6)	1.33	%(6)	1.29	%(6)

Portfolio Turnover of the Portfolio(7)	—		34	%(3)	105%		94%		98%		75%

Portfolio Turnover of the Fund	38	%(3)	48	%(3)(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$16.520		$19.540		$18.040		$16.700		$18.750		$23.920

Income (Loss) From Operations

Net investment income(1)	$0.049		$0.107		$0.107		$0.154		$0.107		$0.132

Net realized and unrealized gain (loss)	3.041		(1.473)		2.394		1.298		(0.453)		1.999

Total income (loss) from operations	$3.090		$(1.366)		$2.501		$1.452		$(0.346)		$2.131

Less Distributions

From net investment income	$(0.020)		$(0.090)		$(0.092)		$(0.112)		$(0.124)		$(0.133)

From net realized gain	—		(1.564)		(0.909)		—		(1.580)		(7.168)

Total distributions	$(0.020)		$(1.654)		$(1.001)		$(0.112)		$(1.704)		$(7.301)

Net asset value — End of period	$19.590		$16.520		$19.540		$18.040		$16.700		$18.750

Total Return(2)	18.71	%(3)	(7.53)%		13.96%		8.74%		(1.82)%		10.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$72,069		$168,783		$241,192		$300,456		$345,531		$419,453

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.81	%(5)	1.81	%(6)	1.81	%(6)	1.81	%(6)	1.80	%(6)	1.76	%(6)

Net investment income	0.54	%(5)	0.55	%(6)	0.57	%(6)	0.92	%(6)	0.58	%(6)	0.54	%(6)

Portfolio Turnover of the Portfolio(7)	—		34	%(3)	105%		94%		98%		75%

Portfolio Turnover of the Fund	38	%(3)	48	%(3)(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$16.570		$19.590		$18.090		$16.750		$18.800		$23.970

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.306		$0.296		$0.323		$0.293		$0.383

Net realized and unrealized gain (loss)	3.044		(1.472)		2.401		1.300		(0.458)		2.002

Total income (loss) from operations	$3.193		$(1.166)		$2.697		$1.623		$(0.165)		$2.385

Less Distributions

From net investment income	$(0.143)		$(0.290)		$(0.288)		$(0.283)		$(0.305)		$(0.387)

From net realized gain	—		(1.564)		(0.909)		—		(1.580)		(7.168)

Total distributions	$(0.143)		$(1.854)		$(1.197)		$(0.283)		$(1.885)		$(7.555)

Net asset value — End of period	$19.620		$16.570		$19.590		$18.090		$16.750		$18.800

Total Return(2)	19.31	%(3)	(6.57)%		15.10%		9.80%		(0.83)%		11.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$798,802		$736,581		$1,032,300		$1,555,075		$1,664,998		$1,969,601

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.80	%(5)	0.81	%(6)	0.81	%(6)	0.81	%(6)	0.80	%(6)	0.76	%(6)

Net investment income	1.62	%(5)	1.56	%(6)	1.57	%(6)	1.92	%(6)	1.58	%(6)	1.55	%(6)

Portfolio Turnover of the Portfolio(7)	—		34	%(3)	105%		94%		98%		75%

Portfolio Turnover of the Fund	38	%(3)	48	%(3)(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$16.450		$19.460		$17.980		$16.650		$18.690		$23.870

Income (Loss) From Operations

Net investment income(1)	$0.102		$0.204		$0.199		$0.237		$0.199		$0.255

Net realized and unrealized gain (loss)	3.024		(1.460)		2.382		1.292		(0.445)		1.993

Total income (loss) from operations	$3.126		$(1.256)		$2.581		$1.529		$(0.246)		$2.248

Less Distributions

From net investment income	$(0.096)		$(0.190)		$(0.192)		$(0.199)		$(0.214)		$(0.260)

From net realized gain	—		(1.564)		(0.909)		—		(1.580)		(7.168)

Total distributions	$(0.096)		$(1.754)		$(1.101)		$(0.199)		$(1.794)		$(7.428)

Net asset value — End of period	$19.480		$16.450		$19.460		$17.980		$16.650		$18.690

Total Return(2)	19.02	%(3)	(7.04)%		14.50%		9.26%		(1.33)%		10.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$63,436		$60,984		$86,706		$101,010		$109,468		$151,329

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.30	%(5)	1.31	%(6)	1.31	%(6)	1.31	%(6)	1.30	%(6)	1.26	%(6)

Net investment income	1.12	%(5)	1.05	%(6)	1.06	%(6)	1.42	%(6)	1.08	%(6)	1.04	%(6)

Portfolio Turnover of the Portfolio(7)	—		34	%(3)	105%		94%		98%		75%

Portfolio Turnover of the Fund	38	%(3)	48	%(3)(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Financial Highlights — continued

	Class R6

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,								Period Ended December 31, 2014(1)
			2018		2017		2016		2015

Net asset value — Beginning of period	$16.580		$19.610		$18.100		$16.760		$18.810		$25.890

Income (Loss) From Operations

Net investment income(2)	$0.157		$0.310		$0.311		$0.339		$0.321		$0.194

Net realized and unrealized gain (loss)	3.042		(1.470)		2.413		1.301		(0.469)		0.089

Total income (loss) from operations	$3.199		$(1.160)		$2.724		$1.640		$(0.148)		$0.283

Less Distributions

From net investment income	$(0.149)		$(0.306)		$(0.305)		$(0.300)		$(0.322)		$(0.195)

From net realized gain	—		(1.564)		(0.909)		—		(1.580)		(7.168)

Total distributions	$(0.149)		$(1.870)		$(1.214)		$(0.300)		$(1.902)		$(7.363)

Net asset value — End of period	$19.630		$16.580		$19.610		$18.100		$16.760		$18.810

Total Return(3)	19.33	%(4)	(6.54)%		15.25%		9.90%		(0.79)%		2.28	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$92,207		$73,019		$86,742		$38,485		$32,525		$1

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.72	%(6)	0.72	%(7)	0.73	%(7)	0.71	%(7)	0.71	%(7)	0.65	%(6)(7)

Net investment income	1.70	%(6)	1.57	%(7)	1.64	%(7)	2.01	%(7)	1.73	%(7)	1.54	%(6)(7)

Portfolio Turnover of the Portfolio(8)	—		34	%(4)	105%		94%		98%		75	%(9)

Portfolio Turnover of the Fund	38	%(4)	48	%(4)(10)	—		—		—		—

(1)	For the period from the commencement of operations, July 1, 2014, to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the Portfolio’s year ended December 31, 2014.

(10)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

16	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge.

Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the

17

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

Fund’s financial statements for such outstanding reclaims. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,497,566,995

Gross unrealized appreciation	$237,426,912

Gross unrealized depreciation	(12,951,082)

Net unrealized appreciation	$224,475,830

18

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion and at reduced rates on daily net assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2019, the investment adviser fee amounted to $5,271,861 or 0.625% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $58,824 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,309 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $831,028 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $349,974 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $80,168 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2019 amounted to $116,658 and $80,168 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2019, the Fund was informed that EVD received less than $100 and approximately $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $638,524,603 and $646,784,164, respectively, for the six months ended June 30, 2019. In-kind sales for the six months ended June 30, 2019 aggregated $140,814,979.

19

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	1,130,636	3,229,434

Issued to shareholders electing to receive payments of distributions in Fund shares	209,597	2,895,017

Redemptions	(4,533,367)	(10,802,967)

Converted from Class C shares	5,544,314	—

Net increase (decrease)	2,351,180	(4,678,516)

Class C	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	118,405	467,859

Issued to shareholders electing to receive payments of distributions in Fund shares	3,188	831,675

Redemptions	(1,119,258)	(3,430,078)

Converted to Class A shares	(5,539,306)	—

Net decrease	(6,536,971)	(2,130,544)

Class I	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	9,402,307	27,452,103

Issued to shareholders electing to receive payments of distributions in Fund shares	257,646	3,500,040

Redemptions	(13,391,556)	(39,195,998)

Net decrease	(3,731,603)	(8,243,855)

Class R	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	146,409	494,807

Issued to shareholders electing to receive payments of distributions in Fund shares	16,615	319,168

Redemptions	(612,813)	(1,562,335)

Net decrease	(449,789)	(748,360)

20

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	565,199	7,126,880

Issued to shareholders electing to receive payments of distributions in Fund shares	36,485	535,679

Redemptions	(308,635)	(7,683,357)

Net increase (decrease)	293,049	(20,798)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At June 30, 2019, the Fund had no securities on loan.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$141,127,396	$—		$—	$141,127,396

Consumer Discretionary	117,154,444	—		—	117,154,444

Consumer Staples	146,188,975	—		—	146,188,975

Energy	150,756,766	—		—	150,756,766

Financials	391,728,284	—		—	391,728,284

Health Care	231,590,265	12,672,191		—	244,262,456

Industrials	145,396,283	—		—	145,396,283

Information Technology	106,507,393	—		—	106,507,393

Materials	73,295,957	—		—	73,295,957

Real Estate	82,303,983	—		—	82,303,983

Utilities	115,720,266	—		—	115,720,266

Total Common Stocks	$1,701,770,012	$12,672,191	*	$—	$1,714,442,203

Short-Term Investments	$—	$7,600,622		$—	$7,600,622

Total Investments	$1,701,770,012	$20,272,813		$—	$1,722,042,825

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

22

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

23

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Large-Cap Value Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

24

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Large-Cap Value Fund

June 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702    6.30.19

Eaton Vance

Real Estate Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Real Estate Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance

Real Estate Fund

June 30, 2019

Performance1,2

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/09/2010	04/28/2006	17.99%	10.80%	7.78%	14.73%
Class A with 5.75% Maximum Sales Charge	—	—	11.20	4.45	6.51	14.06
Class I at NAV	04/28/2006	04/28/2006	18.23	11.08	8.05	14.98
Dow Jones U.S. Select Real Estate Securities Index	—	—	16.67%	9.75%	7.59%	15.38%
S&P 500® Index	—	—	18.54	10.42	10.71	14.69

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.41%	1.16%
Net					1.25	1.00

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Simon Property Group, Inc.	7.3%

AvalonBay Communities, Inc.	6.5

Equity Residential	5.6

Mid-America Apartment Communities, Inc.	5.5

Public Storage	5.4

ProLogis, Inc.	4.9

Boston Properties, Inc.	4.7

Invitation Homes, Inc.	3.2

CubeSmart	2.5

Duke Realty Corp.	2.2

Total	47.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Real Estate Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Real Estate Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,179.90	$6.86	**	1.27%
Class I	$1,000.00	$1,182.30	$5.52	**	1.02%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.36	**	1.27%
Class I	$1,000.00	$1,019.70	$5.11	**	1.02%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Real Estate Fund

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value

Hotels, Restaurants & Leisure — 3.2%

Hilton Worldwide Holdings, Inc.	8,115	$793,160

Marriott International, Inc., Class A	5,953	835,147

		$1,628,307

Real Estate Investment Trusts — 95.7%
Security	Shares	Value

Diversified, Specialty & Other — 9.1%

CoreSite Realty Corp.	8,560	$985,855

Digital Realty Trust, Inc.	7,349	865,639

National Retail Properties, Inc.	14,414	764,086

PS Business Parks, Inc.	2,897	488,232

STORE Capital Corp.	20,922	694,401

Vornado Realty Trust	11,581	742,342

		$4,540,555

Health Care — 7.1%

HCP, Inc.	21,110	$675,098

Healthcare Realty Trust, Inc.	20,052	628,029

Ventas, Inc.	16,167	1,105,014

Welltower, Inc.	13,596	1,108,482

		$3,516,623

Hotels & Resorts — 5.4%

Apple Hospitality REIT, Inc.	37,119	$588,707

DiamondRock Hospitality Co.	47,540	491,564

Summit Hotel Properties, Inc.	50,419	578,306

Sunstone Hotel Investors, Inc.	75,042	1,028,826

		$2,687,403

Industrial — 11.1%

Duke Realty Corp.	35,287	$1,115,422

EastGroup Properties, Inc.	4,965	575,841

First Industrial Realty Trust, Inc.	22,638	831,720

ProLogis, Inc.	30,781	2,465,558

Rexford Industrial Realty, Inc.	14,011	565,624

		$5,554,165

Malls and Factory Outlets — 7.8%

Pennsylvania Real Estate Investment Trust	40,185	$261,202

Simon Property Group, Inc.	22,733	3,631,824

		$3,893,026

Security	Shares	Value

Multifamily — 26.7%

American Campus Communities, Inc.	11,605	$535,687

American Homes 4 Rent, Class A	32,278	784,678

AvalonBay Communities, Inc.	15,982	3,247,223

Camden Property Trust	10,139	1,058,410

Equity Residential	36,830	2,796,134

Essex Property Trust, Inc.	1,882	549,412

Invitation Homes, Inc.	60,062	1,605,457

Mid-America Apartment Communities, Inc.	23,083	2,718,254

		$13,295,255

Office — 11.7%

Boston Properties, Inc.	18,071	$2,331,159

Corporate Office Properties Trust	10,585	279,127

Cousins Properties, Inc.	24,554	888,100

Douglas Emmett, Inc.	11,705	466,327

Highwoods Properties, Inc.	23,021	950,767

Hudson Pacific Properties, Inc.	20,021	666,099

JBG Smith Properties	6,759	265,899

		$5,847,478

Self Storage — 9.8%

CubeSmart	37,981	$1,270,084

Extra Space Storage, Inc.	8,477	899,410

Public Storage	11,398	2,714,662

		$4,884,156

Strip Centers — 7.0%

Acadia Realty Trust	17,149	$469,368

Brixmor Property Group, Inc.	17,971	321,321

Federal Realty Investment Trust	7,467	961,451

Kimco Realty Corp.	21,883	404,398

Regency Centers Corp.	15,646	1,044,214

SITE Centers Corp.	21,942	290,512

		$3,491,264

Total Real Estate Investment Trusts		$47,709,925

Total Common Stocks (identified cost $37,085,653)		$49,338,232

Exchange-Traded Funds — 0.3%
Security	Shares	Value

iShares U.S. Real Estate ETF	1,867	$163,008

Total Exchange-Traded Funds (identified cost $151,575)		$163,008

5	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(1)	171,809	$171,809

Total Short-Term Investments (identified cost $171,809)		$171,809

Total Investments — 99.6% (identified cost $37,409,037)		$49,673,049

Other Assets, Less Liabilities — 0.4%		$198,315

Net Assets — 100.0%		$49,871,364

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

6	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $37,237,228)	$49,501,240

Affiliated investment, at value (identified cost, $171,809)	171,809

Dividends receivable	161,899

Dividends receivable from affiliated investment	115

Receivable for Fund shares sold	126,570

Receivable from affiliate	13,265

Total assets	$49,974,898

Liabilities

Payable for Fund shares redeemed	$8,325

Payable to affiliates:

Investment adviser fee	26,895

Administration fee	6,207

Distribution and service fees	2,063

Trustees’ fees	885

Accrued expenses	59,159

Total liabilities	$103,534

Net Assets	$49,871,364

Sources of Net Assets

Paid-in capital	$38,706,973

Distributable earnings	11,164,391

Total	$49,871,364

Class A Shares

Net Assets	$10,000,501

Shares Outstanding	661,859

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.11

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$16.03

Class I Shares

Net Assets	$39,870,863

Shares Outstanding	2,639,272

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends	$858,355

Dividends from affiliated investment	1,957

Total investment income	$860,312

Expenses

Investment adviser fee	$158,921

Administration fee	36,674

Distribution and service fees

Class A	12,269

Trustees’ fees and expenses	1,902

Custodian fee	23,605

Transfer and dividend disbursing agent fees	24,856

Legal and accounting services	22,854

Printing and postage	9,678

Registration fees	16,833

Interest expense	3,872

Miscellaneous	6,147

Total expenses	$317,611

Deduct —

Allocation of expenses to affiliate	$56,976

Total expense reductions	$56,976

Net expenses	$260,635

Net investment income	$599,677

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(239,624)

Investment transactions — affiliated investment	5

Net realized loss	$(239,619)

Change in unrealized appreciation (depreciation) —

Investments	$7,358,577

Net change in unrealized appreciation (depreciation)	$7,358,577

Net realized and unrealized gain	$7,118,958

Net increase in net assets from operations	$7,718,635

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$599,677	$1,097,794

Net realized gain (loss)	(239,619)	85,216

Net change in unrealized appreciation (depreciation)	7,358,577	(2,929,899)

Net increase (decrease) in net assets from operations	$7,718,635	$(1,746,889)

Distributions to shareholders —

Class A	$(97,376)	$(261,715)

Class I	(437,845)	(1,368,966)

Total distributions to shareholders	$(535,221)	$(1,630,681)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$595,122	$1,877,008

Class I	3,135,998	26,287,130

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	97,353	261,497

Class I	433,604	1,315,399

Cost of shares redeemed

Class A	(1,371,820)	(3,919,114)

Class I	(14,250,504)	(16,502,409)

Net increase (decrease) in net assets from Fund share transactions	$(11,360,247)	$9,319,511

Net increase (decrease) in net assets	$(4,176,833)	$5,941,941

Net Assets

At beginning of period	$54,048,197	$48,106,256

At end of period	$49,871,364	$54,048,197

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2019

Financial Highlights

	Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$12.930		$13.930	$13.700	$13.790	$14.030	$11.090

Income (Loss) From Operations

Net investment income(1)	$0.164		$0.237	$0.199	$0.158	$0.192	$0.165

Net realized and unrealized gain (loss)	2.163		(0.870)	0.333	0.518	0.660	3.253

Total income (loss) from operations	$2.327		$(0.633)	$0.532	$0.676	$0.852	$3.418

Less Distributions

From net investment income	$(0.147)		$(0.246)	$(0.212)	$(0.226)	$(0.227)	$(0.264)

From net realized gain	—		(0.121)	(0.090)	(0.540)	(0.865)	(0.214)

Total distributions	$(0.147)		$(0.367)	$(0.302)	$(0.766)	$(1.092)	$(0.478)

Net asset value — End of period	$15.110		$12.930	$13.930	$13.700	$13.790	$14.030

Total Return(2)(3)	17.99	%(4)	(4.61)%	3.93%	4.94%	6.40%	31.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,001		$9,169	$11,766	$21,078	$21,880	$11,204

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.27	%(5)(6)	1.25%	1.25%	1.25%	1.25%	1.25%

Net investment income	2.25	%(5)	1.76%	1.45%	1.13%	1.38%	1.29%

Portfolio Turnover	9	%(4)	35%	36%	52%	72%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.23%, 0.16%, 0.17%, 0.23%, 0.30% and 0.30% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes interest expense of 0.02% for the six months ended June 30, 2019.

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$12.920		$13.930	$13.700	$13.800	$14.030	$11.100

Income (Loss) From Operations

Net investment income(1)	$0.182		$0.286	$0.271	$0.200	$0.192	$0.182

Net realized and unrealized gain (loss)	2.174		(0.894)	0.301	0.501	0.703	3.258

Total income (loss) from operations	$2.356		$(0.608)	$0.572	$0.701	$0.895	$3.440

Less Distributions

From net investment income	$(0.166)		$(0.281)	$(0.252)	$(0.261)	$(0.260)	$(0.296)

From net realized gain	—		(0.121)	(0.090)	(0.540)	(0.865)	(0.214)

Total distributions	$(0.166)		$(0.402)	$(0.342)	$(0.801)	$(1.125)	$(0.510)

Net asset value — End of period	$15.110		$12.920	$13.930	$13.700	$13.800	$14.030

Total Return(2)(3)	18.23	%(4)	(4.43)%	4.23%	5.12%	6.73%	31.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,871		$44,879	$36,340	$25,930	$17,044	$22,115

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.02	%(5)(6)	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment income	2.50	%(5)	2.12%	1.97%	1.43%	1.37%	1.43%

Portfolio Turnover	9	%(4)	35%	36%	52%	72%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.23%, 0.16%, 0.17%, 0.23%, 0.30% and 0.30% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes interest expense of 0.02% for the six months ended June 30, 2019.

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) and distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally

12

Eaton Vance

Real Estate Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2018, the Fund had a net capital loss of $89,514, attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,243,983

Gross unrealized appreciation	$11,783,634

Gross unrealized depreciation	(354,568)

Net unrealized appreciation	$11,429,066

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2019, the Fund’s investment adviser fee amounted to $158,921. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the administration fee amounted to $36,674. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2020. Pursuant to this agreement, EVM was allocated $56,976 of the Fund’s operating expenses for the six months ended June 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $2,197 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $586 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

13

Eaton Vance

Real Estate Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $12,269 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2019, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,468,994 and $15,686,099, respectively, for the six months ended June 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	40,215	138,910

Issued to shareholders electing to receive payments of distributions in Fund shares	6,393	19,567

Redemptions	(93,978)	(293,811)

Net decrease	(47,370)	(135,334)

Class I	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	217,941	1,998,237

Issued to shareholders electing to receive payments of distributions in Fund shares	28,518	98,358

Redemptions	(1,079,503)	(1,233,071)

Net increase (decrease)	(833,044)	863,524

At June 30, 2019, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 21.8% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested

14

Eaton Vance

Real Estate Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended June 30, 2019 were $226,519 and 3.40%, respectively.

9  Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities of companies primarily engaged in the real estate industry, such as REITs and other real estate related investments. Securities of companies in the real estate industry are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$49,338,232	*	$—	$—	$49,338,232

Exchange-Traded Funds	163,008		—	—	163,008

Short-Term Investments	—		171,809	—	171,809

Total Investments	$49,501,240		$171,809	$—	$49,673,049

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

15

Eaton Vance

Real Estate Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

16

Eaton Vance

Real Estate Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Real Estate Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

17

Eaton Vance

Real Estate Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that, in light of the level of the Adviser’s 2018 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

18

Eaton Vance

Real Estate Fund

June 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7749    6.30.19

Eaton Vance

Small-Cap Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Small-Cap Fund

June 30, 2019

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	22.97%	7.41%	9.03%	13.77%
Class A with 5.75% Maximum Sales Charge	—	—	15.87	1.20	7.75	13.10
Class C at NAV	05/03/2002	01/02/1997	22.53	6.66	8.23	12.93
Class C with 1% Maximum Sales Charge	—	—	21.53	5.73	8.23	12.93
Class I at NAV	09/02/2008	01/02/1997	23.06	7.64	9.30	14.04
Class R at NAV	08/03/2009	01/02/1997	22.79	7.17	8.76	13.49
Russell 2000® Index	—	—	16.98%	–3.31%	7.06%	13.44%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.52%	2.27%	1.27%	1.77%
Net			1.21	1.96	0.96	1.46

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

ACI Worldwide, Inc.	2.8%

Grand Canyon Education, Inc.	2.8

ICU Medical, Inc.	2.6

RealPage, Inc.	2.5

Euronet Worldwide, Inc.	2.4

Hexcel Corp.	2.3

Catalent, Inc.	2.2

Altair Engineering, Inc., Class A	2.1

Woodward, Inc.	2.0

ONE Gas, Inc.	1.9

Total	23.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,229.70	$6.69	**	1.21%
Class C	$1,000.00	$1,225.30	$10.81	**	1.96%
Class I	$1,000.00	$1,230.60	$5.31	**	0.96%
Class R	$1,000.00	$1,227.90	$8.06	**	1.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.06	**	1.21%
Class C	$1,000.00	$1,015.10	$9.79	**	1.96%
Class I	$1,000.00	$1,020.00	$4.81	**	0.96%
Class R	$1,000.00	$1,017.60	$7.30	**	1.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Small-Cap Fund

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value

Aerospace & Defense — 3.6%

Hexcel Corp.	24,415	$1,974,685

Mercury Systems, Inc.(1)	15,193	1,068,828

		$3,043,513

Auto Components — 1.8%

Dorman Products, Inc.(1)	7,723	$672,982

Visteon Corp.(1)	14,348	840,506

		$1,513,488

Banks — 6.8%

Columbia Banking System, Inc.	29,325	$1,060,978

First Citizens BancShares, Inc., Class A	2,404	1,082,449

Sterling Bancorp	69,427	1,477,407

Stock Yards Bancorp, Inc.	26,585	961,048

Wintrust Financial Corp.	16,065	1,175,315

		$5,757,197

Biotechnology — 1.1%

Ligand Pharmaceuticals, Inc.(1)	7,848	$895,849

		$895,849

Building Products — 2.2%

CSW Industrials, Inc.	6,768	$461,239

Trex Co., Inc.(1)	19,725	1,414,283

		$1,875,522

Capital Markets — 1.4%

Cohen & Steers, Inc.	23,478	$1,207,708

		$1,207,708

Chemicals — 4.7%

Balchem Corp.	13,477	$1,347,296

NewMarket Corp.	3,099	1,242,513

Valvoline, Inc.	70,047	1,368,018

		$3,957,827

Commercial Services & Supplies — 2.9%

Brink’s Co. (The)	16,886	$1,370,805

Viad Corp.	15,595	1,033,013

		$2,403,818

Security	Shares	Value

Distributors — 0.6%

Pool Corp.	2,839	$542,249

		$542,249

Diversified Consumer Services — 4.7%

Bright Horizons Family Solutions, Inc.(1)	1,768	$266,738

Grand Canyon Education, Inc.(1)	20,136	2,356,315

ServiceMaster Global Holdings, Inc.(1)	25,127	1,308,865

		$3,931,918

Electric Utilities — 1.7%

ALLETE, Inc.	17,699	$1,472,734

		$1,472,734

Electrical Equipment — 1.4%

EnerSys	16,911	$1,158,403

		$1,158,403

Energy Equipment & Services — 0.8%

Oceaneering International, Inc.(1)	34,140	$696,115

		$696,115

Equity Real Estate Investment Trusts (REITs) — 8.4%

CubeSmart	38,178	$1,276,672

EastGroup Properties, Inc.	12,455	1,444,531

Healthcare Realty Trust, Inc.	48,890	1,531,235

Rexford Industrial Realty, Inc.	36,267	1,464,099

STORE Capital Corp.	40,539	1,345,489

		$7,062,026

Food & Staples Retailing — 1.6%

BJ’s Wholesale Club Holdings, Inc.(1)	16,635	$439,164

Performance Food Group Co.(1)	22,690	908,281

		$1,347,445

Food Products — 0.5%

J&J Snack Foods Corp.	2,722	$438,106

		$438,106

Gas Utilities — 1.9%

ONE Gas, Inc.	17,673	$1,595,872

		$1,595,872

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 6.7%

Haemonetics Corp.(1)	9,608	$1,156,227

ICU Medical, Inc.(1)	8,677	2,185,823

Integra LifeSciences Holdings Corp.(1)	18,611	1,039,424

Masimo Corp.(1)	2,554	380,086

West Pharmaceutical Services, Inc.	1,985	248,423

Wright Medical Group NV(1)	21,593	643,903

		$5,653,886

Health Care Providers & Services — 4.9%

Addus HomeCare Corp.(1)	11,936	$894,604

Amedisys, Inc.(1)	8,971	1,089,169

Chemed Corp.	3,393	1,224,330

R1 RCM, Inc.(1)	73,976	930,618

		$4,138,721

Hotels, Restaurants & Leisure — 1.2%

Choice Hotels International, Inc.	12,104	$1,053,169

		$1,053,169

Insurance — 5.7%

AMERISAFE, Inc.	11,651	$742,984

First American Financial Corp.	18,930	1,016,541

Horace Mann Educators Corp.	28,813	1,160,876

Kinsale Capital Group, Inc.	6,072	555,467

RLI Corp.	7,345	629,540

Selective Insurance Group, Inc.	9,196	688,688

		$4,794,096

Interactive Media & Services — 0.3%

Eventbrite, Inc., Class A(1)	14,483	$234,625

		$234,625

IT Services — 4.0%

CSG Systems International, Inc.	27,298	$1,332,961

Euronet Worldwide, Inc.(1)	12,246	2,060,267

		$3,393,228

Leisure Products — 0.5%

Brunswick Corp.	8,368	$384,008

		$384,008

Machinery — 5.1%

Mueller Water Products, Inc., Class A	132,925	$1,305,324

RBC Bearings, Inc.(1)	5,394	899,773

Security	Shares	Value

Machinery (continued)

Welbilt, Inc.(1)	21,979	$367,049

Woodward, Inc.	14,917	1,688,008

		$4,260,154

Marine — 1.5%

Kirby Corp.(1)	16,031	$1,266,449

		$1,266,449

Oil, Gas & Consumable Fuels — 1.3%

Gulfport Energy Corp.(1)	61,784	$303,359

Jagged Peak Energy, Inc.(1)	33,898	280,337

PDC Energy, Inc.(1)	14,172	511,042

		$1,094,738

Pharmaceuticals — 2.2%

Catalent, Inc.(1)	34,392	$1,864,390

		$1,864,390

Road & Rail — 1.3%

Landstar System, Inc.	10,386	$1,121,584

		$1,121,584

Software — 9.6%

ACI Worldwide, Inc.(1)	69,185	$2,375,813

Altair Engineering, Inc., Class A(1)	42,868	1,731,438

CDK Global, Inc.	19,441	961,163

Envestnet, Inc.(1)	13,578	928,328

RealPage, Inc.(1)	35,153	2,068,754

		$8,065,496

Specialty Retail — 2.8%

Hudson, Ltd., Class A(1)	30,195	$416,389

Monro, Inc.	11,056	943,077

National Vision Holdings, Inc.(1)	32,724	1,005,608

		$2,365,074

Textiles, Apparel & Luxury Goods — 3.0%

Columbia Sportswear Co.	13,285	$1,330,626

Gildan Activewear, Inc.	31,259	1,209,098

		$2,539,724

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 0.8%

Essent Group, Ltd.(1)	14,323	$673,038

		$673,038

Trading Companies & Distributors — 1.6%

Applied Industrial Technologies, Inc.	22,012	$1,354,398

		$1,354,398

Water Utilities — 0.4%

Middlesex Water Co.	5,687	$336,955

		$336,955

Total Common Stocks (identified cost $65,331,967)		$83,493,523

Short-Term Investments — 0.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(2)	806,314	$806,314

Total Short-Term Investments (identified cost $806,314)		$806,314

Total Investments — 99.9% (identified cost $66,138,281)		$84,299,837

Other Assets, Less Liabilities — 0.1%		$72,081

Net Assets — 100.0%		$84,371,918

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $65,331,967)	$83,493,523

Affiliated investment, at value (identified cost, $806,314)	806,314

Dividends receivable	54,322

Dividends receivable from affiliated investment	1,241

Receivable for investments sold	106,944

Receivable for Fund shares sold	34,694

Receivable from affiliate	17,597

Total assets	$84,514,635

Liabilities

Payable for Fund shares redeemed	$27,086

Payable to affiliates:

Investment adviser fee	44,033

Administration fee	8,807

Distribution and service fees	9,257

Trustees’ fees	1,015

Accrued expenses	52,519

Total liabilities	$142,717

Net Assets	$84,371,918

Sources of Net Assets

Paid-in capital	$61,588,981

Distributable earnings	22,782,937

Net Assets	$84,371,918

Class A Shares

Net Assets	$24,941,467

Shares Outstanding	1,827,671

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.65

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$14.48

Class C Shares

Net Assets	$4,744,791

Shares Outstanding	425,707

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.15

Class I Shares

Net Assets	$53,678,921

Shares Outstanding	3,528,642

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.21

Class R Shares

Net Assets	$1,006,739

Shares Outstanding	77,195

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.04

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends (net of foreign taxes, $1,552)	$370,977

Dividends from affiliated investment	7,628

Total investment income	$378,605

Expenses

Investment adviser fee	$257,171

Administration fee	51,434

Distribution and service fees

Class A	29,342

Class C	25,793

Class R	2,378

Trustees’ fees and expenses	2,044

Custodian fee	24,781

Transfer and dividend disbursing agent fees	37,870

Legal and accounting services	22,535

Printing and postage	14,170

Registration fees	36,885

Miscellaneous	9,033

Total expenses	$513,436

Deduct —

Allocation of expenses to affiliate	$126,245

Total expense reductions	$126,245

Net expenses	$387,191

Net investment loss	$(8,586)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$3,247,580

Investment transactions — affiliated investment	59

Net realized gain	$3,247,639

Change in unrealized appreciation (depreciation) —

Investments	$10,835,933

Investments — affiliated investment	(3)

Net change in unrealized appreciation (depreciation)	$10,835,930

Net realized and unrealized gain	$14,083,569

Net increase in net assets from operations	$14,074,983

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment loss	$(8,586)	$(103,436)

Net realized gain	3,247,639	9,635,803

Net change in unrealized appreciation (depreciation)	10,835,930	(13,460,997)

Net increase (decrease) in net assets from operations	$14,074,983	$(3,928,630)

Distributions to shareholders —

Class A	$—	$(2,254,742)

Class C	—	(1,016,241)

Class I	—	(3,938,296)

Class R	—	(91,038)

Total distributions to shareholders	$—	$(7,300,317)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,494,844	$3,623,121

Class C	208,540	2,116,310

Class I	17,988,853	6,703,355

Class R	142,869	400,213

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	2,180,383

Class C	—	974,220

Class I	—	3,791,027

Class R	—	91,038

Cost of shares redeemed

Class A	(2,568,665)	(7,937,543)

Class C	(1,981,999)	(3,747,056)

Class I	(7,445,832)	(14,858,960)

Class R	(122,241)	(265,029)

Net asset value of shares converted

Class A	2,002,669	—

Class C	(2,002,669)	—

Net increase (decrease) in net assets from Fund share transactions	$7,716,369	$(6,928,921)

Net increase (decrease) in net assets	$21,791,352	$(18,157,868)

Net Assets

At beginning of period	$62,580,566	$80,738,434

At end of period	$84,371,918	$62,580,566

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2019

Financial Highlights

	Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$11.100		$13.150		$12.740		$12.200	$15.320	$18.040

Income (Loss) From Operations

Net investment loss(1)	$(0.007)		$(0.026)		$(0.057)		$(0.053)	$(0.078)	$(0.078)

Net realized and unrealized gain (loss)	2.557		(0.660)		1.916		2.361	(0.205)	0.618

Total income (loss) from operations	$2.550		$(0.686)		$1.859		$2.308	$(0.283)	$0.540

Less Distributions

From net realized gain	$—		$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Total distributions	$—		$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Net asset value — End of period	$13.650		$11.100		$13.150		$12.740	$12.200	$15.320

Total Return(2)	22.97	%(3)(4)	(5.81	)%(4)	14.91	%(4)	19.32%	(2.78)%	3.77	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,941		$19,329		$24,865		$30,174	$26,391	$29,536

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.21	%(4)(7)	1.35	%(4)	1.42	%(4)	1.52%	1.43%	1.39%

Net investment loss	(0.11	)%(7)	(0.19)%		(0.43)%		(0.43)%	(0.52)%	(0.44)%

Portfolio Turnover	30	%(3)	44%		50%		76%	71%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.37%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$9.100		$11.110		$11.040		$10.850	$14.040	$16.930

Income (Loss) From Operations

Net investment loss(1)	$(0.049)		$(0.108)		$(0.133)		$(0.129)	$(0.173)	$(0.198)

Net realized and unrealized gain (loss)	2.099		(0.538)		1.652		2.087	(0.180)	0.568

Total income (loss) from operations	$2.050		$(0.646)		$1.519		$1.958	$(0.353)	$0.370

Less Distributions

From net realized gain	$—		$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Total distributions	$—		$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Net asset value — End of period	$11.150		$9.100		$11.110		$11.040	$10.850	$14.040

Total Return(2)	22.53	%(3)(4)	(6.52	)%(4)	14.11	%(4)	18.47%	(3.59)%	3.02	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,745		$7,356		$9,565		$10,001	$9,040	$10,883

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.96	%(4)(7)	2.10	%(4)	2.17	%(4)	2.27%	2.18%	2.14%

Net investment loss	(0.95	)%(7)	(0.94)%		(1.17)%		(1.18)%	(1.27)%	(1.18)%

Portfolio Turnover	30	%(3)	44%		50%		76%	71%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.37%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$12.360		$14.450		$13.840		$13.080	$16.190	$18.840

Income (Loss) From Operations

Net investment income (loss)(1)	$0.011		$0.010		$(0.022)		$(0.027)	$(0.043)	$(0.040)

Net realized and unrealized gain (loss)	2.839		(0.736)		2.081		2.555	(0.230)	0.650

Total income (loss) from operations	$2.850		$(0.726)		$2.059		$2.528	$(0.273)	$0.610

Less Distributions

From net realized gain	$—		$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Total distributions	$—		$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Net asset value — End of period	$15.210		$12.360		$14.450		$13.840	$13.080	$16.190

Total Return(2)	23.06	%(3)(4)	(5.57	)%(4)	15.17	%(4)	19.70%	(2.57)%	3.99	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53,679		$35,097		$45,587		$34,888	$52,335	$74,510

Ratios (as a percentage of average daily net assets):

Expenses(6)	0.96	%(4)(7)	1.10	%(4)	1.16	%(4)	1.27%	1.18%	1.13%

Net investment income (loss)	0.15	%(7)	0.07%		(0.15)%		(0.21)%	(0.27)%	(0.22)%

Portfolio Turnover	30	%(3)	44%		50%		76%	71%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.37%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2019

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$10.620		$12.670		$12.350		$11.900	$15.050	$17.820

Income (Loss) From Operations

Net investment loss(1)	$(0.022)		$(0.053)		$(0.084)		$(0.078)	$(0.113)	$(0.111)

Net realized and unrealized gain (loss)	2.442		(0.633)		1.853		2.296	(0.200)	0.601

Total income (loss) from operations	$2.420		$(0.686)		$1.769		$2.218	$(0.313)	$0.490

Less Distributions

From net realized gain	$—		$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Total distributions	$—		$(1.364)		$(1.449)		$(1.768)	$(2.837)	$(3.260)

Net asset value — End of period	$13.040		$10.620		$12.670		$12.350	$11.900	$15.050

Total Return(2)	22.79	%(3)(4)	(6.04	)%(4)	14.64	%(4)	19.04%	(3.05)%	3.54	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,007		$799		$722		$567	$289	$305

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.46	%(7)(4)	1.60	%(4)	1.66	%(4)	1.77%	1.68%	1.63%

Net investment loss	(0.37	)%(7)	(0.40)%		(0.66)%		(0.64)%	(0.77)%	(0.63)%

Portfolio Turnover	30	%(3)	44%		50%		76%	71%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.37%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the

15

Eaton Vance

Small-Cap Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2018, the Fund had a net capital loss of $197,131 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,219,721

Gross unrealized appreciation	$19,321,625

Gross unrealized depreciation	(1,241,509)

Net unrealized appreciation	$18,080,116

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2019, the Fund’s investment adviser fee amounted to $257,171 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the administration fee amounted to $51,434.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. Pursuant to this agreement, EVM was allocated $126,245 of the Fund’s operating expenses for the six months ended June 30, 2019. This agreement may be changed or terminated after April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $7,794 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,963 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

16

Eaton Vance

Small-Cap Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $29,342 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $19,345 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $1,189 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2019 amounted to $6,448 and $1,189 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2019, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $27,421,519 and $20,802,264, respectively, for the six months ended June 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	119,852	258,149

Issued to shareholders electing to receive payments of distributions in Fund shares	—	185,092

Redemptions	(200,486)	(593,147)

Converted from Class C shares	167,001	—

Net increase (decrease)	86,367	(149,906)

17

Eaton Vance

Small-Cap Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	20,714	186,200

Issued to shareholders electing to receive payments of distributions in Fund shares	—	100,851

Redemptions	(199,478)	(339,855)

Converted to Class A shares	(203,916)	—

Net decrease	(382,680)	(52,804)

Class I	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	1,213,456	440,035

Issued to shareholders electing to receive payments of distributions in Fund shares	—	288,950

Redemptions	(524,668)	(1,044,718)

Net increase (decrease)	688,788	(315,733)

Class R	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	11,878	30,244

Issued to shareholders electing to receive payments of distributions in Fund shares	—	8,071

Redemptions	(9,918)	(20,029)

Net increase	1,960	18,286

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

Small-Cap Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$83,493,523	*	$—	$—	$83,493,523

Short-Term Investments	—		806,314	—	806,314

Total Investments	$83,493,523		$806,314	$—	$84,299,837

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

19

Eaton Vance

Small-Cap Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

20

Eaton Vance

Small-Cap Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Small-Cap Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

21

Eaton Vance

Small-Cap Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Small-Cap Fund

June 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7699    6.30.19

Eaton Vance

Special Equities Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

Special Equities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Special Equities Fund

June 30, 2019

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	22.96%	9.13%	8.26%	12.99%
Class A with 5.75% Maximum Sales Charge	—	—	15.88	2.87	6.99	12.33
Class C at NAV	11/17/1994	04/22/1968	22.50	8.29	7.45	12.15
Class C with 1% Maximum Sales Charge	—	—	21.50	7.31	7.45	12.15
Class I at NAV	07/29/2011	04/22/1968	23.12	9.43	8.53	13.23
Russell 2500™ Index	—	—	19.25%	1.77%	7.66%	14.43%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.37%	2.12%	1.12%
Net				1.35	2.10	1.10

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

ACI Worldwide, Inc.	2.7%

Hexcel Corp.	2.4

Grand Canyon Education, Inc.	2.4

RealPage, Inc.	2.4

Euronet Worldwide, Inc.	2.2

Black Knight, Inc.	2.1

Gildan Activewear, Inc.	2.0

AMETEK, Inc.	1.9

Altair Engineering, Inc., Class A	1.9

National Retail Properties, Inc.	1.8

Total	21.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Special Equities Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,229.60	$7.46	**	1.35%
Class C	$1,000.00	$1,225.00	$11.59	**	2.10%
Class I	$1,000.00	$1,231.20	$6.09	**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.76	**	1.35%
Class C	$1,000.00	$1,014.40	$10.49	**	2.10%
Class I	$1,000.00	$1,019.30	$5.51	**	1.10%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Special Equities Fund

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value

Aerospace & Defense — 3.7%

Hexcel Corp.	14,351	$1,160,709

Mercury Systems, Inc.(1)	8,916	627,240

		$1,787,949

Auto Components — 1.1%

Dorman Products, Inc.(1)	3,085	$268,827

Visteon Corp.(1)	4,990	292,314

		$561,141

Banks — 5.7%

Commerce Bancshares, Inc.	9,350	$557,821

First Citizens BancShares, Inc., Class A	800	360,216

First Republic Bank	4,913	479,755

Sterling Bancorp	29,013	617,397

Stock Yards Bancorp, Inc.	11,375	411,206

Wintrust Financial Corp.	4,527	331,195

		$2,757,590

Biotechnology — 0.6%

Ligand Pharmaceuticals, Inc.(1)	2,425	$276,814

		$276,814

Building Products — 1.3%

CSW Industrials, Inc.	2,430	$165,605

Trex Co., Inc.(1)	6,785	486,484

		$652,089

Capital Markets — 1.9%

Cohen & Steers, Inc.	15,544	$799,584

Tradeweb Markets, Inc., Class A	2,420	106,020

		$905,604

Chemicals — 3.5%

Balchem Corp.	5,757	$575,527

NewMarket Corp.	1,260	505,185

Valvoline, Inc.	31,310	611,484

		$1,692,196

Commercial Services & Supplies — 2.1%

Brink’s Co. (The)	8,291	$673,063

Viad Corp.	5,520	365,645

		$1,038,708

Security	Shares	Value

Containers & Packaging — 0.9%

Ball Corp.	5,935	$415,391

		$415,391

Distributors — 0.5%

Pool Corp.	1,260	$240,660

		$240,660

Diversified Consumer Services — 4.7%

Bright Horizons Family Solutions, Inc.(1)	2,044	$308,378

Grand Canyon Education, Inc.(1)	9,868	1,154,754

ServiceMaster Global Holdings, Inc.(1)	15,535	809,218

		$2,272,350

Electric Utilities — 2.0%

Alliant Energy Corp.	11,254	$552,346

Pinnacle West Capital Corp.	4,532	426,416

		$978,762

Electrical Equipment — 3.0%

AMETEK, Inc.	10,335	$938,831

EnerSys	7,802	534,437

		$1,473,268

Energy Equipment & Services — 0.6%

Oceaneering International, Inc.(1)	15,405	$314,108

		$314,108

Equity Real Estate Investment Trusts (REITs) — 9.8%

CubeSmart	20,097	$672,044

EastGroup Properties, Inc.	6,830	792,143

Essex Property Trust, Inc.	1,771	517,008

Federal Realty Investment Trust	2,434	313,402

Healthcare Realty Trust, Inc.	25,400	795,528

National Retail Properties, Inc.	16,145	855,846

Rexford Industrial Realty, Inc.	21,170	854,633

		$4,800,604

Food & Staples Retailing — 1.4%

BJ’s Wholesale Club Holdings, Inc.(1)	5,845	$154,308

Performance Food Group Co.(1)	12,948	518,308

		$672,616

5	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 0.3%

J&J Snack Foods Corp.	875	$140,831

		$140,831

Gas Utilities — 1.2%

ONE Gas, Inc.	6,595	$595,529

		$595,529

Health Care Equipment & Supplies — 7.7%

Cooper Cos., Inc. (The)	1,216	$409,658

Haemonetics Corp.(1)	3,560	428,410

ICU Medical, Inc.(1)	2,683	675,875

Integra LifeSciences Holdings Corp.(1)	7,874	439,763

Masimo Corp.(1)	1,535	228,439

Teleflex, Inc.	2,294	759,658

West Pharmaceutical Services, Inc.	4,049	506,732

Wright Medical Group NV(1)	10,155	302,822

		$3,751,357

Health Care Providers & Services — 3.3%

Addus HomeCare Corp.(1)	4,775	$357,886

Amedisys, Inc.(1)	4,100	497,781

Chemed Corp.	1,170	422,183

R1 RCM, Inc.(1)	24,570	309,091

		$1,586,941

Hotels, Restaurants & Leisure — 0.9%

Choice Hotels International, Inc.	5,075	$441,576

		$441,576

Insurance — 4.5%

AMERISAFE, Inc.	3,865	$246,471

First American Financial Corp.	8,101	435,024

Horace Mann Educators Corp.	14,640	589,846

Kinsale Capital Group, Inc.	3,140	287,247

RLI Corp.	5,697	488,290

Selective Insurance Group, Inc.	1,935	144,912

		$2,191,790

Interactive Media & Services — 0.3%

Eventbrite, Inc., Class A(1)	8,431	$136,582

		$136,582

Security	Shares	Value

IT Services — 5.7%

Black Knight, Inc.(1)	17,087	$1,027,783

CSG Systems International, Inc.	13,844	676,003

Euronet Worldwide, Inc.(1)	6,401	1,076,904

		$2,780,690

Leisure Products — 0.5%

Brunswick Corp.	4,870	$223,484

		$223,484

Machinery — 3.9%

Mueller Water Products, Inc., Class A	61,500	$603,930

RBC Bearings, Inc.(1)	1,791	298,757

Welbilt, Inc.(1)	11,915	198,980

Woodward, Inc.	7,160	810,226

		$1,911,893

Marine — 1.1%

Kirby Corp.(1)	7,088	$559,952

		$559,952

Multi-Utilities — 1.4%

CMS Energy Corp.	11,710	$678,126

		$678,126

Oil, Gas & Consumable Fuels — 2.4%

Diamondback Energy, Inc.	6,565	$715,388

Gulfport Energy Corp.(1)	15,925	78,192

Jagged Peak Energy, Inc.(1)	12,769	105,599

PDC Energy, Inc.(1)	7,450	268,647

		$1,167,826

Pharmaceuticals — 2.8%

Catalent, Inc.(1)	15,645	$848,116

Jazz Pharmaceuticals PLC(1)	3,670	523,195

		$1,371,311

Road & Rail — 2.2%

Kansas City Southern	6,115	$744,929

Landstar System, Inc.	2,915	314,791

		$1,059,720

Software — 8.7%

ACI Worldwide, Inc.(1)	38,383	$1,318,072

Altair Engineering, Inc., Class A(1)	22,942	926,628

6	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software (continued)

CDK Global, Inc.	9,125	$451,140

Envestnet, Inc.(1)	5,960	407,485

RealPage, Inc.(1)	19,553	1,150,694

		$4,254,019

Specialty Retail — 3.5%

Hudson, Ltd., Class A(1)	11,205	$154,517

Monro, Inc.	4,500	383,850

National Vision Holdings, Inc.(1)	17,305	531,783

Tractor Supply Co.	5,820	633,216

		$1,703,366

Textiles, Apparel & Luxury Goods — 3.1%

Columbia Sportswear Co.	5,725	$573,416

Gildan Activewear, Inc.	24,720	956,170

		$1,529,586

Thrifts & Mortgage Finance — 0.7%

Essent Group, Ltd.(1)	7,169	$336,871

		$336,871

Trading Companies & Distributors — 1.4%

Applied Industrial Technologies, Inc.	11,219	$690,305

		$690,305

Water Utilities — 0.4%

Middlesex Water Co.	3,505	$207,671

		$207,671

Total Common Stocks (identified cost $35,201,356)		$48,159,276

Exchange-Traded Funds — 0.9%
Security	Shares	Value

Equity Funds — 0.9%

iShares Russell 2000 ETF	1,925	$299,337

iShares Russell Mid Cap ETF	2,640	147,497

Total Exchange-Traded Funds (identified cost $422,108)		$446,834

Short-Term Investments — 0.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.40%(2)	157,342	$157,342

Total Short-Term Investments (identified cost $157,342)		$157,342

Total Investments — 100.0% (identified cost $35,780,806)		$48,763,452

Other Assets, Less Liabilities — (0.0)%(3)		$(651)

Net Assets — 100.0%		$48,762,801

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019.

(3)	Amount is less than (0.05)%.

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $35,623,464)	$48,606,110

Affiliated investment, at value (identified cost, $157,342)	157,342

Dividends receivable	29,875

Dividends receivable from affiliated investment	230

Receivable for investments sold	70,648

Receivable for Fund shares sold	2,103

Receivable from affiliate	1,217

Total assets	$48,867,525

Liabilities

Payable for Fund shares redeemed	$33,574

Payable to affiliates:

Investment adviser fee	24,864

Distribution and service fees	7,712

Trustees’ fees	705

Accrued expenses	37,869

Total liabilities	$104,724

Net Assets	$48,762,801

Sources of Net Assets

Paid-in capital	$35,065,462

Distributable earnings	13,697,339

Net Assets	$48,762,801

Class A Shares

Net Assets	$34,365,505

Shares Outstanding	1,409,882

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$24.37

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$25.86

Class C Shares

Net Assets	$987,748

Shares Outstanding	46,515

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$21.23

Class I Shares

Net Assets	$13,409,548

Shares Outstanding	535,785

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$25.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends (net of foreign taxes, $1,055)	$249,521

Dividends from affiliated investment	3,852

Total investment income	$253,373

Expenses

Investment adviser fee	$145,693

Distribution and service fees

Class A	40,535

Class C	5,063

Trustees’ fees and expenses	1,468

Custodian fee	21,212

Transfer and dividend disbursing agent fees	31,037

Legal and accounting services	20,402

Printing and postage	8,660

Registration fees	23,320

Miscellaneous	6,732

Total expenses	$304,122

Deduct —

Allocation of expenses to affiliate	$4,193

Total expense reductions	$4,193

Net expenses	$299,929

Net investment loss	$(46,556)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$268,029

Investment transactions — affiliated investment	84

Net realized gain	$268,113

Change in unrealized appreciation (depreciation) —

Investments	$9,213,550

Investments — affiliated investment	(5)

Net change in unrealized appreciation (depreciation)	$9,213,545

Net realized and unrealized gain	$9,481,658

Net increase in net assets from operations	$9,435,102

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment loss	$(46,556)	$(55,591)

Net realized gain	268,113	4,591,740

Net change in unrealized appreciation (depreciation)	9,213,545	(6,520,753)

Net increase (decrease) in net assets from operations	$9,435,102	$(1,984,604)

Distributions to shareholders —

Class A	$—	$(2,501,084)

Class C	—	(152,745)

Class I	—	(936,941)

Total distributions to shareholders	$—	$(3,590,770)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$368,125	$1,157,319

Class C	25,117	187,769

Class I	931,909	3,283,176

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	2,050,820

Class C	—	150,290

Class I	—	927,608

Cost of shares redeemed

Class A	(1,491,887)	(3,300,392)

Class C	(222,853)	(902,688)

Class I	(1,320,738)	(2,796,758)

Net asset value of shares converted

Class A	499,876	—

Class C	(499,876)	—

Net increase (decrease) in net assets from Fund share transactions	$(1,710,327)	$757,144

Net increase (decrease) in net assets	$7,724,775	$(4,818,230)

Net Assets

At beginning of period	$41,038,026	$45,856,256

At end of period	$48,762,801	$41,038,026

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2019

Financial Highlights

	Class A

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$19.820		$22.700		$21.100		$19.550	$22.460	$22.070

Income (Loss) From Operations

Net investment loss(1)	$(0.028)		$(0.036)		$(0.070)		$(0.058)	$(0.111)	$(0.113)

Net realized and unrealized gain (loss)	4.578		(0.982)		3.281		3.025	(0.539)	0.503

Total income (loss) from operations	$4.550		$(1.018)		$3.211		$2.967	$(0.650)	$0.390

Less Distributions

From net realized gain	$—		$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Total distributions	$—		$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Net asset value — End of period	$24.370		$19.820		$22.700		$21.100	$19.550	$22.460

Total Return(2)	22.96	%(3)(4)	(4.95	)%(3)	15.38	%(3)	15.44%	(2.99)%	1.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,366		$28,419		$32,397		$32,005	$30,930	$35,786

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.35	%(3)(6)	1.35	%(3)	1.36	%(3)	1.41%	1.32%	1.31%

Net investment loss	(0.25	)%(6)	(0.15)%		(0.32)%		(0.29)%	(0.48)%	(0.52)%

Portfolio Turnover	17	%(4)	41%		65%		67%	83%	55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$17.330		$20.230		$19.110		$17.960	$20.970	$20.760

Income (Loss) From Operations

Net investment loss(1)	$(0.106)		$(0.195)		$(0.215)		$(0.191)	$(0.262)	$(0.260)

Net realized and unrealized gain (loss)	4.006		(0.843)		2.946		2.758	(0.488)	0.470

Total income (loss) from operations	$3.900		$(1.038)		$2.731		$2.567	$(0.750)	$0.210

Less Distributions

From net realized gain	$—		$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Total distributions	$—		$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Net asset value — End of period	$21.230		$17.330		$20.230		$19.110	$17.960	$20.970

Total Return(2)	22.50	%(3)(4)	(5.66	)%(3)	14.46	%(3)	14.57%	(3.68)%	1.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$988		$1,461		$2,243		$2,316	$2,925	$2,913

Ratios (as a percentage of average daily net assets):

Expenses(5)	2.10	%(3)(6)	2.10	%(3)	2.11	%(3)	2.16%	2.06%	2.06%

Net investment loss	(1.09	)%(6)	(0.93)%		(1.07)%		(1.05)%	(1.22)%	(1.26)%

Portfolio Turnover	17	%(4)	41%		65%		67%	83%	55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$20.330		$23.170		$21.460		$19.820	$22.670	$22.220

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.001)		$0.028		$(0.010)		$(0.009)	$(0.047)	$(0.056)

Net realized and unrealized gain (loss)	4.701		(1.006)		3.331		3.066	(0.543)	0.506

Total income (loss) from operations	$4.700		$(0.978)		$3.321		$3.057	$(0.590)	$0.450

Less Distributions

From net realized gain	$—		$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Total distributions	$—		$(1.862)		$(1.611)		$(1.417)	$(2.260)	$—

Net asset value — End of period	$25.030		$20.330		$23.170		$21.460	$19.820	$22.670

Total Return(2)	23.12	%(3)(4)	(4.67	)%(3)	15.63	%(3)	15.69%	(2.70)%	2.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,410		$11,158		$11,216		$5,954	$9,087	$19,636

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.10	%(3)(6)	1.10	%(3)	1.11	%(3)	1.16%	1.07%	1.06%

Net investment income (loss)	(0.00	)%(6)(7)	0.12%		(0.04)%		(0.05)%	(0.20)%	(0.25)%

Portfolio Turnover	17	%(4)	41%		65%		67%	83%	55%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than (0.005)%.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

14

Eaton Vance

Special Equities Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,772,577

Gross unrealized appreciation	$13,803,801

Gross unrealized depreciation	(812,926)

Net unrealized appreciation	$12,990,875

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2019, the Fund’s investment adviser fee amounted to $145,693. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through April 30, 2020. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $4,193 of the Fund’s operating expenses for the six months ended June 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, EVM earned $12,888 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $313 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

15

Eaton Vance

Special Equities Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $40,535 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2019, the Fund paid or accrued to EVD $3,797 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2019 amounted to $1,266 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2019, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,029,230 and $10,018,912, respectively, for the six months ended June 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	16,833	51,058

Issued to shareholders electing to receive payments of distributions in Fund shares	—	97,565

Redemptions	(64,376)	(142,160)

Converted from Class C shares	23,559	—

Net increase (decrease)	(23,984)	6,463

Class C	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	1,372	8,747

Issued to shareholders electing to receive payments of distributions in Fund shares	—	8,172

Redemptions	(12,174)	(43,525)

Converted to Class A shares	(26,957)	—

Net decrease	(37,759)	(26,606)

16

Eaton Vance

Special Equities Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	42,858	138,332

Issued to shareholders electing to receive payments of distributions in Fund shares	—	43,044

Redemptions	(56,050)	(116,436)

Net increase (decrease)	(13,192)	64,940

At June 30, 2019, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 16.9% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$48,159,276	*	$—	$—	$48,159,276

Exchange-Traded Funds	446,834		—	—	446,834

Short-Term Investments	—		157,342	—	157,342

Total Investments	$48,606,110		$157,342	$—	$48,763,452

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

17

Eaton Vance

Special Equities Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

18

Eaton Vance

Special Equities Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Special Equities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

19

Eaton Vance

Special Equities Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that, in light of the level of the Adviser’s 2018 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

20

Eaton Vance

Special Equities Fund

June 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7701    6.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2019